UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22525

Managed Portfolio Series
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI  53202
(Address of principal executive offices) (Zip code)

Brian R. Wiedmeyer, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-6844
Registrant's telephone number, including area code

Date of fiscal year end: April 30, 2020

Date of reporting period:  October 31, 2019

Item 1. Reports to Stockholders.

Nuance Concentrated Value Fund

Investor Class Shares – NCAVX
Institutional Class Shares – NCVLX

Semi-Annual Report

www.nuanceinvestments.com	October 31, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission (the “SEC”), paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund (defined herein) or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Fund’s website (www.nuanceinvestments.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 855-682-6233 or by sending an e-mail request to client.services@nuanceinvestments.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 855-682-6233 or send an e-mail request to client.services@nuanceinvestments.com to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary.

NUANCE CONCENTRATED VALUE FUND

October 31, 2019

Dear Fellow Shareholders:

We are pleased to write our semi-annual shareholder letter for the Nuance Concentrated Value Fund (the “Fund”). The Fund is a classic value investment product investing primarily in the equity or equity-linked securities of United States based companies. The Fund will typically maintain 15-35 positions in the securities of companies that, in the opinion of the Nuance Investments team, have leading and sustainable market share positions, above average financial strength, and are trading at prices materially below our internally derived view of intrinsic value.

Average Annual Rates of Return as of October 31, 2019:

	6 Months	1 Year	3 Year	5 Year	Since Inception(1)
Institutional Class	3.30%	18.39%	10.78%	8.02%	10.73%
S&P 500 Index(2)	4.16%	14.33%	14.91%	10.78%	12.49%
Russell 3000 Value Index(3)	2.82%	10.65%	10.40%	7.52%	10.26%

	6 Months	1 Year	3 Year	5 Year	Since Inception(4)
Investor Class, no load	3.23%	18.07%	10.44%	7.70%	10.42%
Investor Class with load	-1.96%	12.14%	8.58%	6.61%	9.75%
S&P 500 Index(2)	4.16%	14.33%	14.91%	10.78%	12.49%
Russell 3000 Value Index(3)	2.82%	10.65%	10.40%	7.52%	10.26%

Performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Investor Class performance data shown reflects both performance with the maximum sales charge of 5.75% (for periods prior to September 17, 2015) or 5.00% (for periods September 17, 2015 and after) and without it. Performance data current to the most recent month end may be obtained by calling 1-855-682-6233.

Nuance Investments, LLC (the “Adviser”) has contractually agreed to waive all or a portion of its management fees and pay Fund operating expenses in order to ensure that Total Annual Fund Operating Expenses (excluding any front-end or contingent deferred loads, AFFE, leverage, interest, interest expense, dividends paid on short sales, taxes, brokerage commissions and extraordinary expenses) do not exceed 1.28% of the average daily net assets of the Investor Class and 1.03% of the average daily net assets of the Institutional Class. Fees waived and expenses paid by the Adviser may be recouped by the Adviser for a period of thirty-six months following the fiscal year during which such waiver and payment was made, if such recoupment can be achieved without exceeding the expense limit in effect at the time the waiver and payment occurred and at the time of recoupment. The Operating Expenses Limitation Agreement will be in effect and cannot be terminated through at least August 28, 2020. Thereafter, the agreement may be terminated at any time upon 60 days’ written notice by the Trust’s Board of Trustees (the “Board”) or the Adviser, with the consent of the Board. The net expense ratio represents what investors have paid as of the most recent prospectus.

Institutional Class Gross Expense Ratio – 1.16%	Institutional Class Net Expense Ratio – 1.06%
Investor Class Gross Expense Ratio – 1.41%	Investor Class Net Expense Ratio – 1.31%

(1)	May 31, 2011
(2)
The Standard & Poor’s 500 Index (S&P 500) is an unmanaged, capitalization-weighted index generally representative of the U.S. Market for large capitalization stocks. This Index cannot be invested in directly.

(3)	The Russell 3000 Value Index measures performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values. This index cannot be invested in directly.
(4)	July 31, 2012

In terms of performance, since its inception on May 31, 2011 thru October 31, 2019, the Institutional Class is up 10.73 percent (annualized) versus its primary index – the Russell 3000 Value Index – up 10.26 percent (annualized) and the S&P 500 Index up 12.49 percent (annualized). For more perspective on our longer-term
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NUANCE CONCENTRATED VALUE FUND

performance please refer to your prospectus. This Nuance Concentrated Value product has existed in a separate account form since November 13, 2008. While our Nuance Concentrated Value Fund outperformed the benchmark over the 6-month time horizon, Nuance cautions clients regarding the use of short-term performance as a tool to make investment decisions. As we remind our clients, your team continues to try and find leading business franchises with sustainable competitive positions that are trading below our internally derived view of fair or intrinsic value. We believe that our time-tested process of finding what we consider best of breed businesses with better than the market downside support and better than the market upside potential over the long-term should lead to solid risk adjusted returns versus our peers and benchmarks.

At Nuance, our team and our processes are designed to emphasize consistency and what we believe is thorough   fundamental analysis of companies that have the potential to lead to investment returns that will be acceptable for our shareholders over the long term.  To do this, we focus our attention on studying one company at a time using the Nuance approach. Part of that approach is to ensure that each company we own has a sound and solid competitive position and that the companies are undervalued based on our internally derived view of sustainable cash flows, earnings and valuation. We believe in a thorough fundamental valuation analysis and that focusing simply on the value of a business is not enough. Rather, we spend considerable time studying the down-side potential of each company we own. As such, we believe that we understand the potential upside and the potential downside risks to our investments. This approach is critical to our goal of trying to provide shareholders with not only above-average returns over time, but above-average risk-adjusted returns as well.

Over the past six months, our sector weightings remain mostly unchanged. Our largest overweight versus the benchmark are in the Financial and Industrial sectors. Within the Financial sector, the largest overweight is in the insurance industry where a combination of low interest rates and a higher than average catastrophe year has created some significant opportunities, in our view. We are also seeing opportunity in the online brokerage area within the Financial sector. In the Industrial sector we are seeing what we believe to be attractive risk-rewards across a diverse group of leaders. The Healthcare sector remains a slight overweight as we are finding one-off opportunities across different sub-industries. We continue to have a slight overweight position in the Consumer Staples sector and are finding select opportunities, primarily in the packaged foods & meats sub-industry. We remain underweight the Energy sector where we believe the sector is facing a multi-year period of competitive transition. Lastly, we remain underweight the Consumer Discretionary, Communication Services, Utilities, Materials and Information Technology sectors primarily due to valuation concerns.

Thank you for your interest and your continued support.

Scott A. Moore, CFA

Please visit our website at www.nuanceinvestments.com for more information about our team, our process, and value investing. You can also get real-time access to the Nuance Investment website updates and information via traditional mail or e-mail. Simply contact us at client.services@nuanceinvestments.com or call 816-743-7080 to sign-up.

This report must be preceded or accompanied by a prospectus.

Mutual fund investing involves risk. Principal loss is possible. Investments in small and mid-capitalization companies involve additional risk such as limited liquidity and greater volatility than larger capitalization companies. Investments in foreign securities involve political, economic and currency risks, greater volatility and differences in accounting methods. The Fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund. Therefore, the Fund is more exposed to individual stock volatility than a diversified fund.

Past performance does not guarantee future results.

Opinions expressed are subject to change, are not guaranteed and should not be considered investment advice or recommendations to buy or sell any security.

A Cash Flow is a revenue or expense stream that changes an account over a given period.

Nuance Investments is the advisor to the Nuance Concentrated Value Fund which is distributed by Quasar Distributors, LLC.
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NUANCE CONCENTRATED VALUE FUND

Value of $10,000 Investment (Unaudited)

The chart assumes an initial investment of $10,000.  Performance reflects waivers of fee and operating expenses in effect.  In the absence of such waivers, total return would be reduced.  Past performance is not predictive of future performance.  Investment return and principal value will fluctuate, so that your shares, when redeemed may be worth more or less than their original cost. Performance assumes the reinvestment of capital gains and income distributions.  The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Average Annual Rates of Return (%) As of October 31, 2019

				Since
	1 Year	3 Years	5 Years	Inception(1)
Investor Class (without sales load)	18.07%	10.44%	7.70%	10.42%
Investor Class (with sales load)(2)	12.14%	8.58%	6.61%	9.75%
Institutional Class	18.39%	10.78%	8.02%	10.73%
S&P 500 Index(3)	14.33%	14.91%	10.78%	12.49%
Russell 3000 Value Index(4)	10.65%	10.40%	7.52%	10.26%

(1)
Period from Fund inception through October 31, 2019.  The Institutional Class shares commenced operations on May 31, 2011 and Investor Class shares commenced operations on July 31, 2012.  Performance shown for the Investor Class prior to inception of the Investor Class shares is based on the performance of the Institutional Class shares, adjusted for the higher expenses applicable to Investor Class shares.

(2)	Returns reflect a sales load of 5.00%.
(3)
The Standard & Poor’s 500 Index (S&P 500) is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.  This Index cannot be invested in directly.

(4)	The Russell 3000 Value Index measures performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values. This Index cannot be invested in directly.
3

NUANCE CONCENTRATED VALUE FUND

Expense Example (Unaudited)
October 31, 2019

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include but are not limited to, sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, shareholder servicing fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2019 – October 31, 2019).

ACTUAL EXPENSES
For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs may have been higher.

			Expenses Paid
	Beginning Account	Ending Account	During Period(1)
	Value (5/1/2019)	Value (10/31/2019)	(5/1/2019 to 10/31/2019)
Investor Class
Actual(2)	$1,000.00	$1,032.30	$6.54
Hypothetical (5% return before expenses)	$1,000.00	$1,018.70	$6.50
Institutional Class
Actual(2)	$1,000.00	$1,033.00	$5.26
Hypothetical (5% return before expenses)	$1,000.00	$1,019.96	$5.23

(1)
Expenses are equal to the Fund’s annualized expense ratio for the most recent six-month period of 1.28% and 1.03% for the Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 184/366 to reflect the one-half year period.

(2)	Based on the actual returns for the six-month period ended October 31, 2019 of 3.23% and 3.30% for the Investor Class and Institutional Class, respectively.

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NUANCE CONCENTRATED VALUE FUND

Allocation of Portfolio(1) (% of Net Assets) (Unaudited)
October 31, 2019

Top Ten Equity Holdings (Unaudited)
as of October 31, 2019(1)
(% of net assets)

Travelers Companies, Inc.	6.5%
3M Co.	5.8%
Reinsurance Group of America, Inc.	5.6%
Equity Commonwealth	5.4%
WABCO Holdings, Inc.	5.3%
Dentsply Sirona, Inc.	4.2%
MetLife, Inc.	4.0%
Smith & Nephew – ADR	4.0%
Alphabet, Inc. – Class A	4.0%
Johnson & Johnson	3.8%

(1) Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.
ADR – American Depositary Receipt
5

NUANCE CONCENTRATED VALUE FUND

Schedule of Investments (Unaudited)
October 31, 2019

	Shares	Value
COMMON STOCKS – 88.5%

Communication Services – 4.0%
Alphabet, Inc. – Class A*	14,045	$17,679,846

Consumer Staples – 10.1%
Cal-Maine Foods, Inc.	390,388	15,572,577
Diageo PLC – ADR	54,156	8,874,544
Henkel AG & Co. KGaA – ADR	277,816	6,700,922
Sanderson Farms, Inc.	87,685	13,574,515
		44,722,558

Financials# – 32.1%
Charles Schwab Corp.	374,943	15,263,929
MetLife, Inc.	382,557	17,899,842
Northern Trust Corp.	121,369	12,098,062
Reinsurance Group of America, Inc.	153,085	24,871,720
TD Ameritrade Holding Corp.	322,032	12,359,588
Travelers Companies, Inc.	219,078	28,712,363
UMB Financial Corp.	119,518	7,799,745
Unum Group	469,501	12,930,057
Valley National Bancorp	932,434	10,797,586
		142,732,892

Healthcare – 17.8%
Dentsply Sirona, Inc.	337,074	18,464,914
Envista Holdings Corp.*	164,503	4,824,873
Globus Medical, Inc. – Class A*	106,054	5,554,048
ICU Medical, Inc.*	96,948	15,667,766
Johnson & Johnson	128,070	16,910,363
Smith & Nephew – ADR	411,582	17,788,574
		79,210,538

Industrials – 13.3%
ABB Ltd. – ADR	316,450	6,642,285
Amphenol Corp. – Class A	110,523	11,088,773
Lindsay Corp.	120,269	11,354,596
Schneider Electric SE – ADR	358,137	6,636,279
WABCO Holdings, Inc.*	175,765	23,661,484
		59,383,417

Materials – 5.8%
3M Co.	157,410	25,971,076

See Notes to the Financial Statements
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NUANCE CONCENTRATED VALUE FUND

Schedule of Investments (Unaudited) – Continued
October 31, 2019

	Shares	Value

Real Estate – 5.4%
Equity Commonwealth	749,668	$24,124,317
Total Common Stocks
(Cost $364,596,037)		393,824,644

SHORT-TERM INVESTMENT – 13.2%
First American Government Obligations Fund, Class X, 1.74%^
(Cost $58,474,509)	58,474,509	58,474,509
Total Investments – 101.7%
(Cost $423,070,546)		452,299,153
Other Assets and Liabilities, Net – (1.7)%		(7,476,902)
Total Net Assets – 100.0%		$444,822,251

*	Non-income producing security.
#
The Fund is significantly invested in this sector and therefore is subject to additional risks.  Changes in governmental regulation, interest rates, domestic and international economics, loan losses, price competition and industry consolidation may affect companies in this sector.

^	The rate shown is the annualized seven day effective yield as of October 31, 2019.
ADR – American Depositary Receipt

See Notes to the Financial Statements
7

NUANCE CONCENTRATED VALUE FUND

Statement of Assets and Liabilities (Unaudited)
October 31, 2019

ASSETS:
Investments, at value
(cost $423,070,546)	$452,299,153
Receivable for investment securities sold	8,943,402
Receivable for capital shares sold	696,112
Dividends & interest receivable	272,461
Prepaid expenses	7,093
Total assets	462,218,221

LIABILITIES:
Payable for investment securities purchased	16,540,878
Payable for capital shares redeemed	394,158
Payable to investment adviser	302,626
Payable for fund services fees	52,571
Accrued distribution & shareholder service fees	49,189
Accrued expenses	56,548
Total liabilities	17,395,970

NET ASSETS	$444,822,251

NET ASSETS CONSIST OF:
Paid-in capital	$387,746,356
Total distributable earnings	57,075,895
Net Assets	$444,822,251

	Investor	Institutional
	Class	Class
Net Assets	$78,395,291	$366,426,960
Shares issued and outstanding(1)	5,385,413	25,083,734
Net asset value, redemption price and minimum offering price per share	$14.56	$14.61
Maximum offering price per share ($14.56/0.95)(2)	$15.33	N/A

(1)	Unlimited shares authorized with no par value.
(2)	Reflects a maximum sales charge of 5.00%.

See Notes to the Financial Statements
8

NUANCE CONCENTRATED VALUE FUND

Statement of Operations (Unaudited)
For the Six Months Ended October 31, 2019

INVESTMENT INCOME:
Dividend income	$6,446,708
Interest income	689,843
Total investment income	7,136,551

EXPENSES:
Investment adviser fees (See Note 4)	1,854,417
Fund services fees (See Note 4)	168,219
Federal & state registration fees	23,440
Postage & printing fees	19,866
Audit fees	8,832
Trustee fees (See Note 4)	6,111
Other	4,883
Legal fees	3,398
Distribution & shareholder service fees (See Note 5):
Investor Class	162,059
Institutional Class	180,509
Total expenses before waiver	2,431,734
Less: waiver from investment adviser (See Note 4)	(83,330)
Net expenses	2,348,404

NET INVESTMENT INCOME	4,788,147

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	20,330,267
Net change in unrealized appreciation/depreciation on investments	(10,973,896)

Net realized and unrealized gain on investments	9,356,371

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$14,144,518

See Notes to the Financial Statements
9

NUANCE CONCENTRATED VALUE FUND

Statements of Changes in Net Assets

	Six Months Ended
	October 31, 2019	Year Ended
	(Unaudited)	April 30, 2019

OPERATIONS:
Net investment income	$4,788,147	$4,371,889
Net realized gain on investments	20,330,267	25,541,780
Net change in unrealized appreciation/depreciation on investments	(10,973,896)	16,085,208
Net increase in net assets resulting from operations	14,144,518	45,998,877

CAPITAL SHARE TRANSACTIONS:
Investor Class:
Proceeds from shares sold	4,478,679	13,099,691
Proceeds from reinvestment of distributions	279,850	9,597,664
Payments for shares redeemed	(17,456,475)	(32,246,433)
Decrease in net assets resulting from Investor Class transactions	(12,697,946)	(9,549,078)
Institutional Class:
Proceeds from shares sold	49,607,253	54,125,729
Proceeds from reinvestment of distributions	1,760,009	36,171,938
Payments for shares redeemed	(38,053,827)	(217,655,653)
Increase (Decrease) in net assets resulting
from Institutional Class transactions	13,313,435	(127,357,986)
Net increase (decrease) in net assets resulting
from capital share transactions	615,489	(136,907,064)

DISTRIBUTIONS TO SHAREHOLDERS:
Investor Class	(380,974)	(9,839,223)
Institutional Class	(2,065,173)	(42,409,751)
Total distributions to shareholders	(2,446,147)	(52,248,974)
TOTAL INCREASE (DECREASE) IN NET ASSETS	12,313,860	(143,157,161)

NET ASSETS:
Beginning of period	432,508,391	575,665,552
End of period	$444,822,251	$432,508,391

See Notes to the Financial Statements
10

NUANCE CONCENTRATED VALUE FUND

Financial Highlights

For a Fund share outstanding throughout the period.

	Six Months Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	October 31, 2019	April 30,	April 30,	April 30,	April 30,	April 30,
	(Unaudited)	2019	2018	2017	2016	2015
Investor Class

PER SHARE DATA:
Net asset value, beginning of period	$14.17	$14.35	$14.41	$13.22	$13.60	$13.95

INVESTMENT OPERATIONS:
Net investment income	0.16	0.10	0.05	0.06	0.15	0.10
Net realized and unrealized
gain on investments	0.29	1.32	0.87	1.21	0.12 (1)	0.60
Total from investment operations	0.45	1.42	0.92	1.27	0.27	0.70

LESS DISTRIBUTIONS:
Distributions from net investment income	(0.06)	(0.10)	(0.03)	(0.07)	(0.15)	(0.11)
Distributions from net realized gains	—	(1.50)	(0.95)	(0.01)	(0.49)	(0.94)
Distributions from return of capital	—	—	—	—	(0.01)	—
Total distributions	(0.06)	(1.60)	(0.98)	(0.08)	(0.65)	(1.05)

Net asset value, end of period	$14.56	$14.17	$14.35	$14.41	$13.22	$13.60

TOTAL RETURN(2)(3)	3.23%	11.76%	6.27%	9.70%	2.44%	5.35%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in millions)	$78.4	$89.1	$98.9	$99.1	$137.1	$168.6

Ratio of expenses to
average net assets(4):
Before expense
reimbursement/recoupment	1.36%	1.38%	1.36%	1.39%	1.38%	1.36%
After expense
reimbursement/recoupment	1.28%	1.38%	1.36%	1.39%	1.38%	1.39%

Ratio of net investment income
to average net assets:
Before expense
reimbursement/recoupment	1.91%	0.64%	0.31%	0.45%	1.15%	0.77%
After expense
reimbursement/recoupment	1.99%	0.64%	0.31%	0.45%	1.15%	0.74%

Portfolio turnover rate(3)	44%	93%	151%	96%	93%	141%

(1)
Realized and unrealized gains per shares in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains on the Statement of Operations due to share transactions for the period.

(2)	Total return does not reflect sales charges.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year.

See Notes to the Financial Statements
11

NUANCE CONCENTRATED VALUE FUND

Financial Highlights

For a Fund share outstanding throughout the period.

	Six Months Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	October 31, 2019	April 30,	April 30,	April 30,	April 30,	April 30,
	(Unaudited)	2019	2018	2017	2016	2015
Institutional Class

PER SHARE DATA:
Net asset value, beginning of period	$14.23	$14.39	$14.46	$13.25	$13.62	$13.97

INVESTMENT OPERATIONS:
Net investment income	0.16	0.14	0.10	0.11	0.19	0.13
Net realized and unrealized
gain on investments	0.31	1.34	0.86	1.22	0.13 (1)	0.60
Total from investment operations	0.47	1.48	0.96	1.33	0.32	0.73

LESS DISTRIBUTIONS:
Distributions from net investment income	(0.09)	(0.14)	(0.08)	(0.11)	(0.19)	(0.14)
Distributions from net realized gains	—	(1.50)	(0.95)	(0.01)	(0.49)	(0.94)
Distributions from return of capital	—	—	—	—	(0.01)	—
Total distributions	(0.09)	(1.64)	(1.03)	(0.12)	(0.69)	(1.08)

Net asset value, end of period	$14.61	$14.23	$14.39	$14.46	$13.25	$13.62

TOTAL RETURN(2)	3.30%	12.14%	6.48%	10.11%	2.78%	5.59%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in millions)	$366.4	$343.4	$476.8	$511.3	$332.8	$413.1

Ratio of expenses to
average net assets(3):
Before expense
reimbursement/recoupment	1.06%	1.07%	1.06%	1.05%	1.09%	1.09%
After expense
reimbursement/recoupment	1.03%	1.07%	1.06%	1.05%	1.09%	1.14%

Ratio of net investment income
to average net assets(3):
Before expense
reimbursement/recoupment	2.21%	0.95%	0.62%	0.79%	1.45%	1.04%
After expense
reimbursement/recoupment	2.24%	0.95%	0.62%	0.79%	1.45%	0.99%

Portfolio turnover rate(2)	44%	93%	151%	96%	93%	141%

(1)
Realized and unrealized gains per shares in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains on the Statement of Operations due to share transactions for the period.

(2)	Not annualized for periods less than one year.
(3)	Annualized for periods less than one year.

See Notes to the Financial Statements
12

NUANCE CONCENTRATED VALUE FUND

Notes to the Financial Statements (Unaudited)
October 31, 2019

1.  ORGANIZATION

Managed Portfolio Series (the “Trust”) was organized as a Delaware statutory trust on January 27, 2011. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Nuance Concentrated Value Fund (the “Fund”) is a non-diversified series with its own investment objectives and policies within the Trust.  The investment objective of the Fund is long-term capital appreciation.  The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.  The Fund commenced operations on May 31, 2011.  The Fund currently offers two classes, the Investor Class and the Institutional Class.  Investor Class shares are subject to a 0.25% of average daily net assets distribution and servicing fee and each class of shares is subject to a shareholder servicing fee of up to 0.15% of average daily net assets.  Each class of shares has identical rights and privileges with respect to voting on matters affecting a single share class.  The Fund may issue an unlimited number of shares of beneficial interest, with no par value.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

Federal Income Taxes – The Fund complies with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and distributes substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Fund.  Therefore, no federal income or excise tax provision is required.  As of and during the period ended October 31, 2019, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations.  During the period ended October 31, 2019, the Fund did not incur any interest or penalties.

Security Transactions, Income and Distributions – The Fund follows industry practice and records security transactions on the trade date. Realized gains and losses on sales of securities are calculated on the basis of identified cost.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations.  Discounts and premiums on securities purchased are amortized over the expected life of the respective securities using the constant yield method of calculation.

The Fund will make distributions, if any, of net investment income quarterly.  The Fund will also distribute net realized capital gains, if any, annually.  Distributions to shareholders are recorded on the ex-dividend date.  The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.
13

NUANCE CONCENTRATED VALUE FUND

Notes to the Financial Statements (Unaudited) – Continued
October 31, 2019

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Allocation of Income, Expenses and Gains/Losses – Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of the Fund are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of the Fund.  Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most Fund expenses are allocated by class based on relative net assets. 12b-1 fees are expensed at 0.25% of average daily net assets of Investor Class shares.  Shareholder service fees are expensed at up to 0.15% of average daily net assets for each class of shares.  Expenses associated with a specific fund in the Trust are charged to that fund.  Common Trust expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.

3.  SECURITIES VALUATION

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.  The Fund’s investments are carried at fair value.

Equity Securities – Securities that are primarily traded on a national securities exchange are valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and ask prices.  Securities traded primarily in the Nasdaq Global Market System for which market quotations are readily available are valued using the Nasdaq Official Closing Price (“NOCP”).  If the NOCP is not available, such securities are valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and ask prices.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Short-Term Investments – Investments in other mutual funds, including money market funds are valued at their net asset value per share and are categorized in Level 1 of the fair value hierarchy.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.
14

NUANCE CONCENTRATED VALUE FUND

Notes to the Financial Statements (Unaudited) – Continued
October 31, 2019

Securities for which market quotations are not readily available, or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees(the “Board”).  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  There can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its net asset values per share.  The Board has established a Valuation Committee to administer, implement, and oversee the fair valuation process, and to make fair value decisions when necessary.  The Board regularly reviews reports that describe any fair value determinations and methods.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of October 31, 2019:

	Level 1	Level 2	Level 3	Total
Common Stocks	$393,824,644	$—	$—	$393,824,644
Short-Term Investment	58,474,509	—	—	58,474,509
Total Investments in Securities	$452,299,153	$—	$—	$452,299,153

Refer to the Schedule of Investments for further information on the classification of investments.

4.  INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has an agreement with Nuance Investments, LLC (the “Adviser”) to furnish investment advisory services to the Fund.  Pursuant to an Investment Advisory Agreement between the Trust and the Adviser, the Adviser is entitled to receive, on a monthly basis, an annual advisory fee equal to 0.85% of the Fund’s average daily net assets.

The Fund’s Adviser has contractually agreed to waive a portion or all of its management fees and reimburse the Fund for its expenses to ensure that total annual operating expenses (excluding acquired fund fees and expenses, leverage, interest, dividend and interest expense on short sales, taxes, brokerage commissions and extraordinary expenses) for the Fund do not exceed 1.28% and 1.03% of average daily net assets of the Fund’s Investor Class and Institutional Class, respectively.  Fees waived and expenses reimbursed by the Adviser may be recouped by the Adviser for a period of thirty-six months following the month during which such waiver or reimbursement was made if such recoupment can be achieved without exceeding the expense limit in effect at the time the waiver and reimbursement occurred.  The Operating Expense Limitation Agreement is intended to be continual in nature and cannot be terminated within a year after the effective date of the Fund’s prospectus. After that date, the agreement may be terminated at any time upon 60 days’ written notice by the Trust’s Board or the Adviser, with the consent of the Board. Waived fees and reimbursed expenses subject to potential recovery by month of expiration are as follows:

Expiration	Amount
April 2022	$208
May 2022 – October 2022	$83,330

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or the “Administrator”) acts as the Fund’s Administrator, Transfer Agent, and Fund Accountant.  U.S. Bank N.A. (the “Custodian”) serves as the custodian to the Fund.  The Custodian is an affiliate of the Administrator.  The Administrator performs various administrative and accounting services for the Fund.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian; coordinates the payment of the Fund’s
15

NUANCE CONCENTRATED VALUE FUND

Notes to the Financial Statements (Unaudited) – Continued
October 31, 2019

expenses and reviews the Fund’s expense accruals.  The officers of the Trust, including the Chief Compliance Officer are employees of the Administrator.  As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Fund, subject to annual minimums.  Fees paid by the Fund for fund services, including administration, accounting, transfer agency, custody and compliance for the period ended October 31, 2019, are disclosed in the Statement of Operations.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  The Distributor is an affiliate of the Administrator.

5.  DISTRIBUTION & SHAREHOLDER SERVICING FEES

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”) in the Investor Class only.  The Plan permits the Fund to pay for distribution and related expenses at an annual rate of 0.25% of the Investor Class average daily net assets.  The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Fund.  Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred.  For the period ended October 31, 2019, the Investor Class incurred expenses of $101,287 pursuant to the Plan.

The Fund has entered into a shareholder servicing agreement (the “Agreement”) with the Adviser, under which the Fund may pay servicing fees at an annual rate of up to 0.15% of the average daily net assets of each class.  The services provided by such intermediaries are primarily designed to assist shareholders of the Fund and include the furnishing of office space and equipment, telephone facilities, personnel and assistance to the Fund in servicing such shareholders.  Services provided by such intermediaries also include the provision of support services to the Fund and includes establishing and maintaining shareholders’ accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Fund, and providing such other personal services to shareholders as the Fund may reasonably request.  For the period ended October 31, 2019, the Investor and Institutional Class incurred $60,772 and $180,509, respectively, of shareholder servicing fees under the Agreement.

6.  CAPITAL SHARE TRANSACTIONS

Transactions in shares of the Fund were as follows:

	Six Months Ended	Year Ended
	October 31, 2019	April 30, 2019
Investor Class:
Shares sold	316,826	955,347
Shares issued to holders in reinvestment of distributions	19,989	793,117
Shares redeemed	(1,236,101)	(2,354,989)
Net decrease in Investor Class shares	(899,286)	(606,525)
Institutional Class:
Shares sold	3,497,519	3,960,941
Shares issued to holders in reinvestment of distributions	125,357	2,968,135
Shares redeemed	(2,678,327)	(15,913,036)
Net increase (decrease) in Institutional Class shares	944,549	(8,983,960)
Net increase (decrease) in shares outstanding	45,263	(9,590,485)
16

NUANCE CONCENTRATED VALUE FUND

Notes to the Financial Statements (Unaudited) – Continued
October 31, 2019

7.  INVESTMENT TRANSACTIONS

The aggregate purchases and sales, excluding short-term investments, by the Fund for the period ended October 31, 2019, were as follows:

	Purchases	Sales
U.S. Government	$—	$—
Other	$180,058,724	$164,064,794

8.  FEDERAL TAX INFORMATION

The aggregate gross unrealized appreciation and depreciation of securities held by the Fund and the total cost of securities for federal income tax purposes at April 30, 2019, the Fund’s most recent fiscal year end, were as follows:

			Federal
Aggregate Gross	Aggregate Gross		Income
Appreciation	Depreciation	Net	Tax Cost
$41,986,402	$(9,353,539)	$32,632,863	$400,159,856

The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the deferral of wash sale losses.  At April 30, 2019, components of accumulated earnings on a tax-basis were as follows:

	Undistributed	Other		Total
Undistributed	Long-Term	Accumulated	Unrealized	Distributable
Ordinary Income	Capital Gains	Losses	Appreciation	Earnings
$3,608,937	$9,135,724	$—	$32,632,863	$45,377,524

As of April 30, 2019, the Fund did not have any capital loss carryovers.  A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year.  Qualified late year losses are certain capital, and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31 and December 31, respectively.  For the taxable year ended April 30, 2019, the Fund does not plan to defer any qualified later year losses.

The tax character of distributions paid during the period ended October 31, 2019, were as follows:

Ordinary	Long-Term
Income*	Capital Gains	Total
$2,446,147	$—	$2,446,147

The tax character of distributions paid during the year ended April 30, 2019, were as follows:

Ordinary	Long-Term
Income*	Capital Gains	Total
$21,445,199	$30,803,775	$52,248,974

*	For federal income tax purposes, distributions of short-term capital gains are treated as ordinary income distributions.

The Fund designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Fund related to net capital gain to zero for the tax year ended April 30, 2019.
17

NUANCE CONCENTRATED VALUE FUND

Notes to the Financial Statements (Unaudited) – Continued
October 31, 2019

9.  CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940.  As of October 31, 2019, Charles Schwab & Co., Inc. and National Financial Services, LLC, for the benefit of its customers, owned 33.33% and 43.17% of the Fund, respectively.

10.  SUBSEQUENT EVENT

On November 25, 2019, U.S. Bancorp, the parent company of Quasar Distributors, LLC, the Fund’s distributor, announced that it had signed a purchase agreement to sell Quasar to Foreside Financial Group, LLC such that Quasar will become a wholly-owned broker-dealer subsidiary of Foreside.  The transaction is expected to close by the end of March 2020.  Quasar will remain the Fund’s distributor at the close of the transaction, subject to Board approval.

On December 20, 2019, the Fund paid an income distribution to the Institutional Class in the amount of $1,985,437 or $0.078 per share and the Investor Class in the amount of $316,658 or $0.056 per share.

On December 20, 2019, the Fund paid a short-term capital gain distribution to the Institutional Class in the amount of $11,466,235 or $0.451 per share and the Investor Class in the amount of $2,537,806 or $0.451 per share.

On December 20, 2019, the Fund paid a long-term capital gain distribution to the Institutional Class in the amount of $13,847,802 or $0.544 per share and the Investor Class in the amount of $3,064,915 or $0.544 per share.

Management has performed an evaluation of subsequent events through the date the financial statements were issued and has determined that no additional items require recognition or disclosure.
18

NUANCE CONCENTRATED VALUE FUND

Additional Information (Unaudited)
October 31, 2019

AVAILABILITY OF FUND PORTFOLIO INFORMATION

The Fund files complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q or Part F of Form N-PORT (beginning with filings after March 31, 2019). The Funds’ Forms N-Q or Part F of Form N-PORT are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-732-0330.  The Funds’ Forms N-Q or Part F of Form N-PORT may also be obtained by calling toll-free 1-855-TCA-Fund or 1-855-822-3863.

AVAILABILITY OF PROXY VOTING INFORMATION

A description of the Fund’s Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-855-682-6233.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, is available (1) without charge, upon request, by calling 1-888-621-9258, or (2) on the SEC’s website at www.sec.gov.
19

(This Page Intentionally Left Blank.)

NUANCE CONCENTRATED VALUE FUND

Privacy Notice (Unaudited)

The Fund collects only relevant information about you that the law allows or requires it to have in order to conduct its business and properly service you.  The Fund collects financial and personal information about you (“Personal Information”) directly (e.g., information on account applications and other forms, such as your name, address, and social security number, and information provided to access account information or conduct account transactions online, such as password, account number, e-mail address, and alternate telephone number), and indirectly (e.g., information about your transactions with us, such as transaction amounts, account balance and account holdings).

The Fund does not disclose any non-public personal information about its shareholders or former shareholders other than for everyday business purposes such as to process a transaction, service an account, respond to court orders and legal investigations or as otherwise permitted by law.  Third parties that may receive this information include companies that provide transfer agency, technology and administrative services to the Fund, as well as the Fund’s investment adviser who is an affiliate of the Fund.  If you maintain a retirement/educational custodial account directly with the Fund, we may also disclose your Personal Information to the custodian for that account for shareholder servicing purposes.  The Fund limits access to your Personal Information provided to unaffiliated third parties to information necessary to carry out their cable law.  The Fund maintains physical, electronic and procedural safeguards to protect your Personal Information and requires its third party service providers with access to such information to treat your Personal Information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, credit union, bank or trust company, the privacy policy of your financial intermediary governs how your non-public personal information is shared with unaffiliated third parties.

INVESTMENT ADVISER
Nuance Investments, LLC
4900 Main Street, Suite 220
Kansas City, MO 64112

DISTRIBUTOR
Quasar Distributors, LLC
777 East Wisconsin Ave.
Milwaukee, WI 53202

CUSTODIAN
U.S. Bank, N.A.
1555 North Rivercenter Drive
Milwaukee, WI 53212

ADMINISTRATOR, FUND ACCOUNTANT
AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, WI 53202

LEGAL COUNSEL
Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, PA 19103

This report must be accompanied or preceded by a prospectus.

The Fund’s Statement of Additional Information contains additional information about the
Fund’s trustees and is available without charge upon request by calling 1-855-682-6233.

NU-SEMI-ANNUAL-CV

Nuance Mid Cap Value Fund

Investor Class Shares – NMAVX
Z Class Shares – NMVZX
Institutional Class Shares – NMVLX

Semi-Annual Report

www.nuanceinvestments.com	October 31, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission (the “SEC”), paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund (defined herein) or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Fund’s website (www.nuanceinvestments.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 855-682-6233 or by sending an e-mail request to client.services@nuanceinvestments.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 855-682-6233 or send an e-mail request to client.services@nuanceinvestments.com to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary.

NUANCE MID CAP VALUE FUND

October 31, 2019

Dear Fellow Shareholders:

We are pleased to write our semi-annual shareholder letter for the Nuance Mid Cap Value Fund (the “Fund”). The Fund is a classic value investment product investing primarily in the equity or equity-linked securities of United States based companies. The Fund seeks long-term capital appreciation primarily through investments in equity securities of companies organized in the United States that the investment team believes are high quality, though temporarily out of favor. The strategy typically invests in a portfolio of 50 to 90 companies with at least 80 percent of the portfolio invested in companies with mid-sized market capitalizations. The Adviser defines mid-capitalization companies as companies within the range of the capitalization of companies constituting the Russell Midcap® Index. The Adviser intends to manage the Fund so that the average weighted market capitalization of its portfolio (excluding short-term investments) falls between the range of the smallest and largest members of the Russell Mid Cap Index (defined using a trailing 12 month average of the smallest and largest members on a month to month basis). Although the strategy will invest primarily in the equity securities of U.S. companies, the strategy may invest up to 15% of its assets in equity securities of foreign companies that are classified as “developed” by MSCI. The primary benchmark for the Fund is the Russell Midcap Value Index. Clients may also be interested in comparing the Fund to the S&P 500 Index.

Average Annual Rates of Return as of October 31, 2019:

	6 Months	1 Year	3 Year	5 Year	Since Inception(1)
Investor Class, no load	5.36%	20.16%	14.03%	10.36%	10.16%
Investor Class with load	0.12%	14.17%	12.09%	9.24%	9.18%
Russell Midcap Value Index(2)	1.66%	10.08%	8.90%	6.95%	7.99%
S&P 500 Index(3)	4.16%	14.33%	14.91%	10.78%	11.14%

	6 Months	1 Year	3 Year	5 Year	Since Inception(4)
Z Class	5.61%	20.74%	14.47%	10.71%	10.52%
Russell Midcap Value Index(2)	1.66%	10.08%	8.90%	6.95%	7.99%
S&P 500 Index(3)	4.16%	14.33%	14.91%	10.78%	11.14%

	6 Months	1 Year	3 Year	5 Year	Since Inception(1)
Institutional Class	5.59%	20.50%	14.32%	10.63%	10.44%
Russell Midcap Value Index(2)	1.66%	10.08%	8.90%	6.95%	7.99%
S&P 500 Index(3)	4.16%	14.33%	14.91%	10.78%	11.14%

Performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Investor Class performance data shown reflects both performance with the maximum sales charge of  5.75% (for periods prior to September 17, 2015) or 5.00% (for period September 17, 2015 and after) and without it. Performance data current to the most recent month end may be obtained by calling 1-855-682-6233.

Nuance Investments, LLC (the “Adviser”) has contractually agreed to waive its management fees and pay Fund expenses, in order to ensure that Total Annual Fund Operating Expenses (excluding any front-end or contingent deferred loads, AFFE, leverage, interest, interest expense, dividends paid on short sales, taxes, brokerage commissions and extraordinary expenses)) do not exceed 1.18% of the average daily net assets of the Investor Class, 0.93% of the average daily net assets of the Institutional Class and 0.78% of the average daily net assets of

NUANCE MID CAP VALUE FUND

the Z Class. Fees waived and expenses paid by the Adviser may be recouped by the Adviser for a period of 36 months following the month during which such fee waiver and expense payment was made, if such recoupment can be achieved without exceeding the expense limit in effect at the time the fee waiver and expense payment occurred and the expense limit in place at the time of recoupment. The Operating Expenses Limitation Agreement is indefinite in term and cannot be terminated through at least August 28, 2020. The net expense ratio represents what investors have paid as of the most recent prospectus.

Investor Class Gross Expense Ratio – 1.29%	Net Expense Ratio – 1.19%
Z Class Gross Expense Ratio – 0.89%	Net Expense Ratio – 0.79%
Institutional Class Gross Expense Ratio – 1.04%	Net Expense Ratio – 0.94%

(1)	December 31, 2013
(2)
The Russell Midcap® Value Index measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. This Index cannot be invested in directly.

(3)
The Standard & Poor’s 500 Index (S&P 500) is an unmanaged, capitalization-weighted index generally representative of the U.S. Market for large capitalization stocks. This Index cannot be invested in directly.

(4)	May 8, 2017

In terms of performance, since its inception on December 31, 2013 through October 31, 2019, the Institutional Class is up 10.44 percent versus its primary index –the Russell Mid Cap Value Index – up 7.99 percent and the S&P 500 Index up 11.14 percent. For more perspective on our long-term performance, please refer to your prospectus. This Nuance Mid Cap Value product has existed in a separate account form since November 3, 2008. While our Nuance Mid Cap Value Fund outperformed the benchmark over the 6-month time horizon, Nuance cautions clients regarding the use of short-term performance as a tool to make investment decisions. As we remind our clients, your team continues to try and find leading business franchises with sustainable competitive positions that are trading below our internally derived view of fair or intrinsic value. We believe that our time-tested process of finding what we consider best of breed businesses with better than the market downside support and better than the market upside potential over the long-term should lead to solid risk adjusted returns versus our peers and benchmarks.

At Nuance, our team and our processes are designed to emphasize consistency and what we believe is thorough   fundamental analysis of companies that have the potential to lead to investment returns that will be acceptable for our shareholders over the long term. To do this, we focus our attention on studying one company at a time using the Nuance approach. Part of that approach is to ensure that each company we own has a sound and solid competitive position and that the companies are undervalued based on our internally derived view of sustainable cash flows, earnings and valuation. We believe in a thorough fundamental valuation analysis and that focusing simply on the value of a business is not enough. Rather, we spend considerable time studying the downside potential of each company we own. As such, we believe that we understand the potential upside and the potential downside risks to our investments. This approach is critical to our goal of trying to provide shareholders with not only above-average returns over time, but above-average risk-adjusted returns as well.

The portfolio was mostly unchanged during the past six months from a sector weight standpoint. Our largest overweight versus the benchmark remains the Financial sector. Within the Financial sector, the largest overweight is in the insurance industry where a combination of low interest rates and a higher than average catastrophe year has created some significant opportunities. We are also seeing opportunity in the online brokerage area within the Financial sector. We continue to be overweight in the Healthcare sector where we are seeing opportunities in the equipment & supplies industry. We are overweight in the Industrial sector as we are seeing what we believe to be attractive risk-rewards across a diverse group of leaders. We continue to have an overweight position in the Consumer Staples sector and are finding select opportunities, primarily in the packaged foods & meats sub-industry. We reduced our weight in the Utilities sector as some of our favorite names approached our view

NUANCE MID CAP VALUE FUND

of fair value, and we remain underweight the Energy sector where we believe the sector is facing a multi-year period of competitive transition. Lastly, we remain underweight the Consumer Discretionary, Communication Services, Real Estate, Information Technology, and Materials sectors primarily due to valuation concerns.

Thank you for your interest and your continued support.

Scott Moore, CFA

Please visit our website at www.nuanceinvestments.com for more information about our team, our process, and value investing. You can also get real-time access to the Nuance Investment website updates and information via traditional mail or e-mail. Simply contact us at client.services@nuanceinvestments.com or call 816-743-7080 to sign-up.

This report must be preceded or accompanied by a current prospectus.

Mutual fund investing involves risk. Principal loss is possible. Investments in small and mid-capitalization companies involve additional risk such as limited liquidity and greater volatility than larger capitalization companies. Investments in foreign securities involve political, economic and currency risks, greater volatility and differences in accounting methods. The Fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund. Therefore, the Fund is more exposed to individual stock volatility than a diversified fund.

Past performance does not guarantee future results.

Weighted Market Capitalization: The average market capitalization of all companies in a fund – with each company weighted according to its percent held in the fund.

Opinions expressed are subject to change, are not guaranteed and should not be considered investment advice or recommendations to buy or sell any security.

Nuance Investments is the advisor to the Nuance Mid Cap Value Fund which is distributed by Quasar Distributors, LLC.

NUANCE MID CAP VALUE FUND

Value of $10,000 Investment (Unaudited)

The chart assumes an initial investment of $10,000.  Performance reflects waivers of fee and operating expenses in effect.  In the absence of such waivers, total return would be reduced.  Past performance is not predictive of future performance.  Investment return and principal value will fluctuate, so that your shares, when redeemed may be worth more or less than their original cost. Performance assumes the reinvestment of capital gains and income distributions.  The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Average Annual Rates of Return (%) As of October 31, 2019

				Since
	1 Year	3 Year	5 Year	Inception(1)
Investor Class (without sales load)	20.16%	14.03%	10.36%	10.16%
Investor Class (with sales load)(2)	14.17%	12.09%	9.24%	9.18%
Z Class	20.74%	14.47%	10.71%	10.52%
Institutional Class	20.50%	14.32%	10.63%	10.44%
Russell Midcap Value Index(3)	10.08%	8.90%	6.95%	7.99%
S&P 500 Index(4)	14.33%	14.91%	10.78%	11.14%

(1)
Period from Fund inception through October 31, 2019.  The Investor Class and Institutional Class commenced operations on December 31, 2013 and Z Class shares commenced operations on May 8, 2017.  Performance Shown for the Z Class prior to the inception of the Z Class is based on the performance of the Institutional Class shares, adjusted for the lower expenses applicable to Z Class shares.

(2)	Returns reflects a sales load of 5.00%.
(3)
The Russell Midcap Index measures the performance of the mid-cap segment of the U.S. equity universe. The Russell Midcap Index is a subset of the Russell 1000 Index. It includes approximately 800 of the smallest securities based on a combination of their market cap and current index membership.  This Index cannot be invested in directly.

(4)
The Standard & Poor’s 500 Index (S&P 500) is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.  This Index cannot be invested in directly.

NUANCE MID CAP VALUE FUND

Expense Example (Unaudited)
October 31, 2019

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include but are not limited to, sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, shareholder servicing fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2019 – October 31, 2019).

ACTUAL EXPENSES
For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs may have been higher.

			Expenses Paid
	Beginning Account	Ending Account	During Period(1)
	Value (5/1/2019)	Value (10/31/2019)	(5/1/2019 to 10/31/2019)
Investor Class
Actual(2)	$1,000.00	$1,053.60	$6.09
Hypothetical (5% return before expenses)	$1,000.00	$1,019.20	$5.99
Z Class
Actual(2)	$1,000.00	$1,056.10	$4.03
Hypothetical (5% return before expenses)	$1,000.00	$1,021.22	$3.96
Institutional Class
Actual(2)	$1,000.00	$1,055.90	$4.81
Hypothetical (5% return before expenses)	$1,000.00	$1,020.46	$4.72

(1)
Expenses are equal to the Fund’s annualized expense ratio for the most recent six-month period of 1.18%, 0.78% and 0.93% for the Investor Class, Z Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 184/366 to reflect the one-half year period.

(2)	Based on the actual returns for the six-month period ended October 31, 2019 of 5.36%, 5.61% and 5.59% for the Investor Class, Z Class and Institutional Class, respectively.

NUANCE MID CAP VALUE FUND

Allocation of Portfolio(1) (% of Net Assets) (Unaudited)
October 31, 2019

Top Ten Equity Holdings(1) (Unaudited)
as of October 31, 2019
(% of net assets)

WABCO Holdings, Inc.	6.5%
Travelers Companies, Inc.	5.5%
Reinsurance Group of America, Inc.	5.0%
Equity Commonwealth	4.7%
Dentsply Sirona, Inc.	4.0%
Smith & Nephew – ADR	4.0%
MetLife, Inc.	3.6%
Charles Schwab Corp.	3.5%
ICU Medical, Inc.	3.4%
Cal-Maine Foods, Inc.	3.2%

(1) Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.
ADR – American Depositary Receipt

NUANCE MID CAP VALUE FUND

Schedule of Investments (Unaudited)
October 31, 2019

	Shares	Value
COMMON STOCKS – 83.7%

Consumer Staples – 8.7%
Cal-Maine Foods, Inc.	1,205,274	$48,078,380
Henkel AG & Co. KGaA – ADR	1,066,658	25,727,791
Pernod Ricard SA – ADR	181,846	6,722,847
Sanderson Farms, Inc.	295,915	45,810,601
Sysco Corp.	43,999	3,514,200
		129,853,819

Financials# – 30.0%
Charles Schwab Corp.	1,273,493	51,843,900
Cullen/Frost Bankers, Inc.	40,710	3,667,157
Everest Re Group, Ltd.	13,326	3,425,981
MetLife, Inc.	1,135,863	53,147,030
Northern Trust Corp.	378,528	37,731,671
Reinsurance Group of America, Inc.	458,261	74,453,665
TD Ameritrade Holding Corp.	956,754	36,720,218
TowneBank	109,762	3,083,215
Travelers Companies, Inc.	624,893	81,898,477
UMB Financial Corp.	400,351	26,126,906
Unum Group	1,630,774	44,911,516
Valley National Bancorp	2,722,528	31,526,874
		448,536,610

Healthcare – 17.6%
Baxter International, Inc.	138,912	10,654,550
Becton, Dickinson & Co.	13,741	3,517,696
Cerner Corp.	109,857	7,373,602
Dentsply Sirona, Inc.	1,087,977	59,599,380
Envista Holdings Corp.*	608,734	17,854,168
Globus Medical, Inc. – Class A*	433,986	22,727,847
ICU Medical, Inc.*	318,190	51,422,686
Smith & Nephew – ADR	1,378,362	59,572,805
Universal Health Services, Inc. – Class B	83,974	11,543,066
Varian Medical Systems, Inc.*	123,385	14,906,142
Waters Corp.*	14,690	3,108,698
		262,280,640

Industrials – 18.5%
ABB Ltd. – ADR	1,060,621	22,262,435
Amphenol Corp. – Class A	448,267	44,974,628
Atlas Copco AB – ADR	106,333	3,743,985
Deere & Co.	20,946	3,647,536

See Notes to the Financial Statements

NUANCE MID CAP VALUE FUND

Schedule of Investments (Unaudited)
October 31, 2019

	Shares	Value
Industrials – 18.5% (Continued)
Epiroc Aktiebolag – ADR	1,333,429	$14,987,742
Graco Inc.	151,814	6,861,993
J.B. Hunt Transport Services, Inc.	62,245	7,317,522
Lindsay Corp.	394,425	37,237,664
Littelfuse, Inc.	18,911	3,320,204
Rockwell Automation, Inc.	20,584	3,540,242
Schneider Electric SE – ADR	1,178,433	21,836,364
WABCO Holdings, Inc.*	718,362	96,705,892
Werner Enterprises, Inc.	287,261	10,485,027
		276,921,234

Information Technology – 1.0%
ON Semiconductor Corp.*	538,233	10,979,953
TE Connectivity Ltd.	39,185	3,507,058
		14,487,011

Materials – 0.7%
AptarGroup, Inc.	29,038	3,430,840
GCP Applied Technologies Inc.*	342,708	7,080,347
		10,511,187

Real Estate – 4.7%
Equity Commonwealth	2,199,666	70,785,252

Utilities – 2.5%
American Water Works Company, Inc.	30,499	3,759,612
Aqua America, Inc.	411,293	18,643,912
California Water Service Group	23,825	1,333,485
SJW Group	189,857	13,736,154
		37,473,163

Total Common Stocks
(Cost $1,176,545,293)		1,250,848,916

CONVERTIBLE PREFERRED STOCKS – 8.1%

Financials# – 3.9%
Charles Schwab Corp, Series C, 6.000%	138,265	3,724,859
Charles Schwab Corp, Series D, 5.950%	262,321	7,006,594
MetLife, Inc., Series A, 4.000%	347,832	8,528,841
MetLife, Inc., Series E, 5.625%	380,126	10,263,402
Northern Trust Corp., Series C, 5.850%	651,710	16,462,195
Northern Trust Corp., Series E, 4.700%	46,750	1,171,555
W.R. Berkley Corp., 5.625%, 4/30/2053	419,869	10,542,910
		57,700,356

See Notes to the Financial Statements

NUANCE MID CAP VALUE FUND

Schedule of Investments (Unaudited)
October 31, 2019

	Shares	Value

Healthcare – 1.0%
Becton, Dickinson and Co., Series A, 6.125%, 5/1/2020	230,542	$14,219,830

Materials – 0.5%
International Flavors & Fragrances, Inc., 6.000%, 9/15/2021	159,472	7,458,505

Utilities – 2.7%
Aqua America, Inc., 6.000%, 4/30/2022	674,064	40,612,356
Total Convertible Preferred Stocks
(Cost $115,460,437)		119,991,047

SHORT-TERM INVESTMENT – 11.7%
First American Government Obligations Fund, Class X, 1.74%^
(Cost $175,062,606)	175,062,606	175,062,606
Total Investments – 103.5%
(Cost $1,467,068,336)		1,545,902,569
Other Assets and Liabilities, Net – (3.5)%		(52,522,830)
Total Net Assets – 100.0%		$1,493,379,739

*	Non-income producing security.
#
The Fund is significantly invested in this sector and therefore is subject to additional risks.  Changes in governmental regulation, interest rates, domestic and international economics, loan losses, price competition and industry consolidation may affect companies in this sector.

^	The rate shown is the annualized seven day effective yield as of October 31, 2019.
ADR – American Depositary Receipt

See Notes to the Financial Statements

NUANCE MID CAP VALUE FUND

Statement of Assets and Liabilities (Unaudited)
October 31, 2019

ASSETS:
Investments, at value
(cost $1,467,068,336)	$1,545,902,569
Receivable for investment securities sold	26,017,361
Receivable for capital shares sold	4,351,076
Dividends and interest receivable	1,192,880
Prepaid expenses	26,124
Total assets	1,577,490,010

LIABILITIES:
Payable for investment securities purchased	82,119,502
Payable for capital shares redeemed	752,334
Payable to investment adviser	926,698
Payable for fund services fees	166,962
Accrued distribution & shareholder service fees	85,807
Accrued expenses	58,968
Total liabilities	84,110,271

NET ASSETS	$1,493,379,739

NET ASSETS CONSIST OF:
Paid-in capital	$1,339,731,885
Total distributable earnings	153,647,854
Net Assets	$1,493,379,739

	Investor		Institutional
	Class	Z Class	Class
Net assets	$58,060,598	$188,727,261	$1,246,591,880
Shares issued and outstanding(1)	4,332,122	14,041,323	92,979,510
Net asset value, redemption price
and minimum offering price per share	$13.40	$13.44	$13.41
Maximum offering price per share ($13.40/0.95)(2)	$14.11	N/A	N/A

(1)	Unlimited shares authorized with no par value.
(2)	Reflects a maximum sales charge of 5.00%.

See Notes to the Financial Statements

NUANCE MID CAP VALUE FUND

Statement of Operations (Unaudited)
For the Six Months Ended October 31, 2019

INVESTMENT INCOME:
Dividend income	$20,774,259
Less: Foreign taxes withheld	(259,453)
Interest income	1,254,345
Total investment income	21,769,151

EXPENSES:
Investment adviser fees (See Note 4)	4,789,629
Fund services fees (See Note 4)	466,049
Federal & state registration fees	57,250
Postage & printing fees	31,441
Audit fees	9,110
Other	6,717
Trustee fees (See Note 4)	6,630
Legal fees	3,222
Distribution & shareholder service fees (See Note 5):
Investor Class	95,385
Institutional Class	376,545
Total expenses before recoupment	5,841,978
Plus: recoupment from investment adviser (See Note 4)	41,502
Net expenses	5,883,480

NET INVESTMENT INCOME	15,885,671

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on investments	56,050,294
Net change in unrealized appreciation/depreciation on investments	97,715

Net realized and unrealized gain on investments	56,148,009

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$72,033,680

See Notes to the Financial Statements

NUANCE MID CAP VALUE FUND

Statements of Changes in Net Assets

	Six Months Ended
	October 31, 2019	Year Ended
	(Unaudited)	April 30, 2019
OPERATIONS:
Net investment income	$15,885,671	$9,131,201
Net realized gain on investments	56,050,294	28,074,240
Net change in unrealized appreciation/depreciation on investments	97,715	66,077,304
Net increase in net assets resulting from operations	72,033,680	103,282,745

CAPITAL SHARE TRANSACTIONS:
Investor Class:
Proceeds from shares sold	23,923,967	13,506,956
Proceeds from reinvestment of distributions	288,004	1,791,074
Payments for shares redeemed	(4,900,507)	(7,673,541)
Increase in net assets resulting from Investor Class transactions	19,311,464	7,624,489
Z Class:
Proceeds from shares sold	60,845,312	88,511,615
Proceeds from reinvestment of distributions	484,707	2,515,228
Payments for shares redeemed	(11,251,032)	(7,641,954)
Increase in net assets resulting from Z Class transactions	50,078,987	83,384,889
Institutional Class:
Proceeds from shares sold	331,365,958	660,102,557
Proceeds from reinvestment of distributions	7,162,044	38,611,792
Payments for shares redeemed	(96,200,634)	(256,536,437)
Increase in net assets resulting
from Institutional Class transactions	242,327,368	442,177,912
Net increase in net assets resulting
from capital share transactions	311,717,819	533,187,290

DISTRIBUTIONS TO SHAREHOLDERS:
Investor Class	(290,141)	(1,807,764)
Z Class	(1,216,155)	(4,308,420)
Institutional Class	(8,115,109)	(44,365,815)
Total distributions to shareholders	(9,621,405)	(50,481,999)

TOTAL INCREASE IN NET ASSETS	374,130,094	585,988,036

NET ASSETS:
Beginning of period	1,119,249,645	533,261,609
End of period	$1,493,379,739	$1,119,249,645

See Notes to the Financial Statements

NUANCE MID CAP VALUE FUND

Financial Highlights

For a Fund share outstanding throughout the period.

	Six Months Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	October 31, 2019	April 30,	April 30,	April 30,	April 30,	April 30,
	(Unaudited)	2019	2018	2017	2016	2015
Investor Class

PER SHARE DATA:
Net asset value, beginning of period	$12.80	$12.33	$12.09	$10.72	$10.41	$10.55

INVESTMENT OPERATIONS:
Net investment income	0.14	0.11	0.08	0.05	0.10	0.08
Net realized and unrealized
gain on investments	0.54	1.15	1.03	1.53	0.63	0.47
Total from investment operations	0.68	1.26	1.11	1.58	0.73	0.55

LESS DISTRIBUTIONS:
Distributions from net investment income	(0.08)	(0.10)	(0.05)	(0.05)	(0.08)	(0.09)
Distributions from net realized gains	—	(0.69)	(0.82)	(0.16)	(0.34)	(0.60)
Total distributions	(0.08)	(0.79)	(0.87)	(0.21)	(0.42)	(0.69)

Net asset value, end of period	$13.40	$12.80	$12.33	$12.09	$10.72	$10.41

TOTAL RETURN(1)(2)	5.36%	11.33%	9.10%	14.84%	7.34%	5.41%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in millions)	$58.1	$36.3	$26.9	$19.0	$11.0	$0.5

Ratio of expenses to average net assets(3):
Before expense reimbursement	1.24%	1.27%	1.31%	1.41%	1.71%	2.08%
After expense reimbursement	1.18%	1.18%	1.18%	1.27%	1.40%	1.40%

Ratio of net investment income
to average net assets(3):
Before expense reimbursement	2.17%	0.86%	0.50%	0.32%	0.48%	0.08%
After expense reimbursement	2.23%	0.95%	0.63%	0.46%	0.79%	0.76%

Portfolio turnover rate(2)	48%	99%	152%	124%	105%	137%

(1)	Total return does not reflect sales charges.
(2)	Not annualized for periods less than one year.
(3)	Annualized for periods less than one year.

See Notes to the Financial Statements

NUANCE MID CAP VALUE FUND

Financial Highlights

For a Fund share outstanding throughout the period.

	Six Months Ended		For the Period
	October 31, 2019	Year Ended	Inception through
	(Unaudited)	April 30, 2019	April 30, 2018(1)
Z Class

PER SHARE DATA:
Net asset value, beginning of period	$12.83	$12.37	$12.14

INVESTMENT OPERATIONS:
Net investment income	0.15	0.16	0.11
Net realized and unrealized gain on investments	0.56	1.14	1.03
Total from investment operations	0.71	1.30	1.14

LESS DISTRIBUTIONS:
Distributions from net investment income	(0.10)	(0.15)	(0.09)
Distributions from net realized gains	—	(0.69)	(0.82)
Total distributions	(0.10)	(0.84)	(0.91)

Net asset value, end of period	$13.44	$12.83	$12.37

TOTAL RETURN(2)	5.61%	11.73%	9.39%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in millions)	$188.7	$130.9	$42.7

Ratio of expenses to average net assets(3):
Before expense reimbursement	0.84%	0.88%	0.91%
After expense reimbursement	0.78%	0.78%	0.78%

Ratio of net investment income to average net assets(3):
Before expense reimbursement	2.57%	1.25%	0.94%
After expense reimbursement	2.63%	1.35%	1.07%

Portfolio turnover rate(2)	48%	99%	152%

(1)	Inception date of the Z Class was May 8, 2017.
(2)	Not annualized for periods less than one year.
(3)	Annualized for periods less than one year.

See Notes to the Financial Statements

NUANCE MID CAP VALUE FUND

Financial Highlights

For a Fund share outstanding throughout the period.

	Six Months Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	October 31, 2019	April 30,	April 30,	April 30,	April 30,	April 30,
	(Unaudited)	2019	2018	2017	2016	2015
Institutional Class

PER SHARE DATA:
Net asset value, beginning of period	$12.80	$12.35	$12.12	$10.74	$10.42	$10.55

INVESTMENT OPERATIONS:
Net investment income	0.15	0.14	0.11	0.08	0.11	0.11
Net realized and unrealized
gain on investments	0.56	1.14	1.03	1.54	0.66	0.48
Total from investment operations	0.71	1.28	1.14	1.62	0.77	0.59

LESS DISTRIBUTIONS:
Distributions from net investment income	(0.10)	(0.14)	(0.09)	(0.08)	(0.11)	(0.12)
Distributions from net realized gains	—	(0.69)	(0.82)	(0.16)	(0.34)	(0.60)
Total distributions	(0.10)	(0.83)	(0.91)	(0.24)	(0.45)	(0.72)

Net asset value, end of period	$13.41	$12.80	$12.35	$12.12	$10.74	$10.42

TOTAL RETURN(1)	5.59%	11.57%	9.32%	15.15%	7.66%	5.70%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in millions)	$1,246.6	$952.0	$463.7	$284.9	$85.6	$26.7

Ratio of expenses to average net assets(2):
Before expense
reimbursement/recoupment	0.91%	0.95%	0.99%	1.09%	1.30%	1.75%
After expense
reimbursement/recoupment	0.93%	0.93%	0.93%	1.00%	1.15%	1.15%

Ratio of net investment income
to average net assets(2):
Before expense
reimbursement/recoupment	2.50%	1.18%	0.82%	0.64%	0.89%	0.41%
After expense
reimbursement/recoupment	2.48%	1.20%	0.88%	0.73%	1.04%	1.01%

Portfolio turnover rate(1)	48%	99%	152%	124%	105%	137%

(1)	Not annualized for periods less than one year.
(2)	Annualized for periods less than one year.

See Notes to the Financial Statements

NUANCE MID CAP VALUE FUND

Notes to the Financial Statements (Unaudited)
October 31, 2019

1.  ORGANIZATION

Managed Portfolio Series (the “Trust”) was organized as a Delaware statutory trust on January 27, 2011. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Nuance Mid Cap Value Fund (the “Fund”) is a diversified series with its own investment objectives and policies within the Trust.  The investment objective of the Fund is long-term capital appreciation.  The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.  The Fund commenced operations on May 31, 2011.  The Fund currently offers three classes, the Investor Class, the Institutional Class and the Z Class.  Investor Class shares are subject to a 0.25% of average daily net assets of distribution and servicing fee and Investor Class and Institutional Class shares are subject to a shareholder servicing fee of up to 0.15% of average daily net assets.  Each class of shares has identical rights and privileges with respect to voting on matters affecting a single share class.  The Fund may issue an unlimited number of shares of beneficial interest, with no par value.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

Federal Income Taxes – The Fund complies with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and distributes substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Fund.  Therefore, no federal income or excise tax provision is required.  As of and during the period ended October 31, 2019, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations.  During the period ended October 31, 2019, the Fund did not incur any interest or penalties.

Security Transactions, Income and Distributions – The Fund follows industry practice and records security transactions on the trade date. Realized gains and losses on sales of securities are calculated on the basis of identified cost.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations.  Discounts and premiums on securities purchased are amortized over the expected life of the respective securities using the constant yield method of calculation.

The Fund will make distributions, if any, of net investment income quarterly.  The Fund will also distribute net realized capital gains, if any, annually.  Distributions to shareholders are recorded on the ex-dividend date.  The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.

NUANCE MID CAP VALUE FUND

Notes to the Financial Statements (Unaudited) – Continued
October 31, 2019

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Allocation of Income, Expenses and Gains/Losses – Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of the Fund are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of the Fund.  Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most Fund expenses are allocated by class based on relative net assets. 12b-1 fees are expensed at 0.25% of average daily net assets of Investor Class shares.  Shareholder service fees are expensed at up to 0.15% of average daily net assets for Investor Class and Institutional Class shares.  Expenses associated with a specific fund in the Trust are charged to that fund.  Common Trust expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.

3.  SECURITIES VALUATION

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.  The Fund’s investments are carried at fair value.

Equity Securities – Securities that are primarily traded on a national securities exchange are valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and ask prices.  Securities traded primarily in the Nasdaq Global Market System for which market quotations are readily available are valued using the Nasdaq Official Closing Price (“NOCP”).  If the NOCP is not available, such securities are valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and ask prices.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Short-Term Investments – Investments in other mutual funds, including money market funds are valued at their net asset value per share and are categorized in Level 1 of the fair value hierarchy.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

NUANCE MID CAP VALUE FUND

Notes to the Financial Statements (Unaudited) – Continued
October 31, 2019

Securities for which market quotations are not readily available, or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees (the “Board”).  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  There can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its net asset values per share.  The Board has established a Valuation Committee to administer, implement, and oversee the fair valuation process, and to make fair value decisions when necessary.  The Board regularly reviews reports that describe any fair value determinations and methods.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of October 31, 2019:

	Level 1	Level 2	Level 3	Total
Common Stocks	$1,250,848,916	$—	$—	$1,250,848,916
Convertible Preferred Stocks	119,991,047	—	—	119,991,047
Short-Term Investment	175,062,606	—	—	175,062,606
Total Investments in Securities	$1,545,902,569	$—	$—	$1,545,902,569

Refer to the Schedule of Investments for further information on the classification of investments.

4.  INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has an agreement with Nuance Investments, LLC (the “Adviser”) to furnish investment advisory services to the Fund.  Pursuant to an Investment Advisory Agreement between the Trust and the Adviser, the Adviser is entitled to receive, on a monthly basis, an annual advisory fee equal to 0.75% of the Fund’s average daily net assets.

The Fund’s Adviser has contractually agreed to waive a portion or all of its management fees and reimburse the Fund for its expenses to ensure that total annual operating expenses (excluding acquired fund fees and expenses, leverage, interest, dividend and interest expense on short sales, taxes, brokerage commissions and extraordinary expenses) for the Fund do not exceed 1.18%, 0.78% and 0.93% of average daily net assets of the Fund’s Investor Class, Z Class and Institutional Class, respectively. Fees waived and expenses reimbursed by the Adviser may be recouped by the Adviser for a period of thirty-six months following the month during which such waiver or reimbursement was made if such recoupment can be achieved without exceeding the expense limit in effect at the time the waiver and reimbursement occurred.  The Operating Expense Limitation Agreement is intended to be continual in nature and cannot be terminated within a year after the effective date of the Fund’s prospectus. After that date, the agreement may be terminated at any time upon 60 days’ written notice by the Trust’s Board of Trustees or the Adviser, with the consent of the Board.  For the six months ended October 31, 2019, the Adviser recouped expenses of $41,502.  Waived fees and reimbursed expenses subject to potential recovery by month of expiration are as follows:

Expiration	Amount
November 2019 – April 2020	$156,076
May 2020 – April 2021	$268,219
May 2021 – April 2022	$256,639

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or the “Administrator”) acts as the Fund’s Administrator, Transfer Agent, and Fund Accountant.  U.S. Bank N.A. (the “Custodian”) serves as the custodian to the Fund.  The Custodian is an affiliate of the Administrator.  The

NUANCE MID CAP VALUE FUND

Notes to the Financial Statements (Unaudited) – Continued
October 31, 2019

Administrator performs various administrative and accounting services for the Fund.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian; coordinates the payment of the Fund’s expenses and reviews the Fund’s expense accruals.  The officers of the Trust including the Chief Compliance Officer are employees of the Administrator.  As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Fund, subject to annual minimums.  Fees paid by the Fund for fund services, including administration, accounting, transfer agency, custody and compliance for the period ended October 31, 2019, are disclosed in the Statement of Operations.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  The Distributor is an affiliate of the Administrator.

5.  DISTRIBUTION & SHAREHOLDER SERVICING FEES

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”) in the Investor Class only.  The Plan permits the Fund to pay for distribution and related expenses at an annual rate of 0.25% of the Investor Class average daily net assets.  The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Fund.  Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred.  For the period ended October 31, 2019, the Investor Class incurred expenses of $59,616 pursuant to the Plan.

The Fund has entered into a shareholder servicing agreement (the “Agreement”) with the Adviser, under which the Fund may pay servicing fees at an annual rate of up to 0.15% of the average daily net assets of each class.  The services provided by such intermediaries are primarily designed to assist shareholders of the Fund and include the furnishing of office space and equipment, telephone facilities, personnel and assistance to the Fund in servicing such shareholders.  Services provided by such intermediaries also include the provision of support services to the Fund and includes establishing and maintaining shareholders’ accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Fund, and providing such other personal services to shareholders as the Fund may reasonably request.  For the period ended October 31, 2019, the Investor and Institutional Class incurred $35,769 and $376,545, respectively, of shareholder servicing fees under the Agreement.

NUANCE MID CAP VALUE FUND

Notes to the Financial Statements (Unaudited) – Continued
October 31, 2019

6.  CAPITAL SHARE TRANSACTIONS

Transactions in shares of the Fund were as follows:

	Six Months Ended	Year Ended
	October 31, 2019	April 30, 2019
Investor Class:
Shares sold	1,852,141	1,115,052
Shares issued to holders in reinvestment of distributions	22,514	164,473
Shares redeemed	(377,222)	(629,958)
Net increase in Investor Class shares	1,497,433	649,567

Z Class:
Shares sold	4,665,957	7,150,125
Shares issued to holders in reinvestment of distributions	37,701	228,956
Shares redeemed	(864,365)	(629,190)
Net increase in Z Class shares	3,839,293	6,749,891

Institutional Class:
Shares sold	25,509,740	54,555,046
Shares issued to holders in reinvestment of distributions	557,863	3,525,697
Shares redeemed	(7,450,875)	(21,256,246)
Net increase in Institutional Class shares	18,616,728	36,824,497
Net increase in shares outstanding	23,953,454	44,223,955

7.  INVESTMENT TRANSACTIONS

The aggregate purchases and sales, excluding short-term investments, by the Fund for the period ended October 31, 2019, were as follows:

	Purchases	Sales
U.S. Government	$—	$—
Other	$883,887,676	$560,718,112

8.  FEDERAL TAX INFORMATION

The aggregate gross unrealized appreciation and depreciation of securities held by the Fund and the total cost of securities for federal income tax purposes at April 30, 2019, the Fund’s most recent fiscal year end, were as follows:

			Federal
Aggregate Gross	Aggregate Gross		Income
Appreciation	Depreciation	Net	Tax Cost
$90,943,998	$(21,194,321)	$69,749,677	$1,051,661,852

The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the deferral of wash sale losses.  At April 30, 2019, components of accumulated earnings on a tax-basis were as follows:

	Undistributed	Other		Total
Undistributed	Long-Term	Accumulated	Unrealized	Distributable
Ordinary Income	Capital Gains	Losses	Appreciation	Earnings
$8,318,216	$13,167,686	$—	$69,749,677	$91,235,579

NUANCE MID CAP VALUE FUND

Notes to the Financial Statements (Unaudited) – Continued
October 31, 2019

As of April 30, 2019, the Fund did not have any capital loss carryovers.  A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year.  Qualified late year losses are certain capital, and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31 and December 31, respectively.  For the taxable year ended April 30, 2019, the Fund does not plan to defer any qualified late year losses.

The tax character of distributions paid during the year ended October 31, 2019, were as follows:

Ordinary	Long-Term
Income*	Capital Gains	Total
$9,621,405	$—	$9,621,405

The tax character of distributions paid during the year ended April 30, 2019, were as follows:

Ordinary	Long-Term
Income*	Capital Gains	Total
$31,629,799	$18,852,200	$50,481,999

*	For federal income tax purposes, distributions of short-term capital gains are treated as ordinary income distributions.

The Fund designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Fund related to net capital gain to zero for the tax year ended April 30, 2019.

9.  CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940.  As October 31, 2019, Charles Schwab & Co., Inc., for the benefit of its customers, owned 25.19% of the outstanding shares of the Fund.

10.  SUBSEQUENT EVENT

On November 25, 2019, U.S. Bancorp, the parent company of Quasar Distributors, LLC, the Fund’s distributor, announced that it had signed a purchase agreement to sell Quasar to Foreside Financial Group, LLC such that Quasar will become a wholly-owned broker-dealer subsidiary of Foreside.  The transaction is expected to close by the end of March 2020.  Quasar will remain the Fund’s distributor at the close of the transaction, subject to Board approval.

On December 20, 2019, the Fund paid an income distribution to the Institutional Class in the amount of $5,125,152 or $0.052 per share, the Z Class in the amount of $883,070 or $0.055 per share and the Investor Class in the amount of $193,095 or $0.041 per share.

On December 20, 2019, the Fund paid a short-term capital gain distribution to the Institutional Class in the amount of $34,633,781 or $0.353 per share, the Z Class in the amount of $5,704,232 or $0.353 per share and the Investor Class in the amount of $1,653,059 or $0.353 per share.

On December 20, 2019, the Fund paid a long-term capital gain distribution to the Institutional Class in the amount of $31,070,458 or $0.317 per share, the Z Class in the amount of $5,117,348 or $0.317 per share and the Investor Class in the amount of $1,482,983 or $0.317 per share.

Management has performed an evaluation of subsequent events through the date the financial statements were issued and has determined that no additional items require recognition or disclosure.

NUANCE MID CAP VALUE FUND

Additional Information (Unaudited)
October 31, 2019

AVAILABILITY OF FUND PORTFOLIO INFORMATION

The Fund files complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q or Part F of Form N-PORT (beginning with filings after March 31, 2019). The Funds’ Forms N-Q or Part F of Form N-PORT are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-732-0330.  The Funds’ Forms N-Q or Part F of Form N-PORT may also be obtained by calling toll-free 1-855-TCA-Fund or 1-855-822-3863.

AVAILABILITY OF PROXY VOTING INFORMATION

A description of the Fund’s Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-855-682-6233.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, is available (1) without charge, upon request, by calling 1-888-621-9258, or (2) on the SEC’s website at www.sec.gov.

(This Page Intentionally Left Blank.)

NUANCE MID CAP VALUE FUND

Privacy Notice (Unaudited)

The Fund collects only relevant information about you that the law allows or requires it to have in order to conduct its business and properly service you.  The Fund collects financial and personal information about you (“Personal Information”) directly (e.g., information on account applications and other forms, such as your name, address, and social security number, and information provided to access account information or conduct account transactions online, such as password, account number, e-mail address, and alternate telephone number), and indirectly (e.g., information about your transactions with us, such as transaction amounts, account balance and account holdings).

The Fund does not disclose any non-public personal information about its shareholders or former shareholders other than for everyday business purposes such as to process a transaction, service an account, respond to court orders and legal investigations or as otherwise permitted by law.  Third parties that may receive this information include companies that provide transfer agency, technology and administrative services to the Fund, as well as the Fund’s investment adviser who is an affiliate of the Fund.  If you maintain a retirement/educational custodial account directly with the Fund, we may also disclose your Personal Information to the custodian for that account for shareholder servicing purposes.  The Fund limits access to your Personal Information provided to unaffiliated third parties to information necessary to carry out their assigned responsibilities to the Fund.  All shareholder records will be disposed of in accordance with applicable law.  The Fund maintains physical, electronic and procedural safeguards to protect your Personal Information and requires its third party service providers with access to such information to treat your Personal Information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, credit union, bank or trust company, the privacy policy of your financial intermediary governs how your non-public personal information is shared with unaffiliated third parties.

INVESTMENT ADVISER
Nuance Investments, LLC
4900 Main Street, Suite 220
Kansas City, MO 64112

DISTRIBUTOR
Quasar Distributors, LLC
777 East Wisconsin Ave.
Milwaukee, WI 53202

CUSTODIAN
U.S. Bank, N.A.
1555 North Rivercenter Drive
Milwaukee, WI 53212

ADMINISTRATOR, FUND ACCOUNTANT
AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, WI 53202

LEGAL COUNSEL
Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, PA 19103

This report must be accompanied or preceded by a prospectus.

The Fund’s Statement of Additional Information contains additional information about the
Fund’s trustees and is available without charge upon request by calling 1-855-682-6233.

NU-SEMI-ANNUAL-MCV

Nuance Concentrated Value Long-Short Fund

Investor Class Shares – NCLIX
Institutional Class Shares – NCLSX

Semi-Annual Report

www.nuanceinvestments.com	October 31, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission (the “SEC”), paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund (defined herein) or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Fund’s website (www.nuanceinvestments.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 855-682-6233 or by sending an e-mail request to client.services@nuanceinvestments.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 855-682-6233 or send an e-mail request to client.services@nuanceinvestments.com to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary.

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

October 31, 2019

Dear Fellow Shareholders:

We are pleased to write our semi-annual shareholder letter for the Nuance Concentrated Value Long-Short Fund (the “Fund”). The Fund seeks long-term capital appreciation by taking long positions in securities priced below, and short positions in securities priced above, our internal view of their estimated intrinsic value. The Fund will typically maintain 15-35 long positions and up to 50 short positions.

Average Annual Rates of Return as of October 31, 2019:

	6 Months	1 Year	3 Year	Since Inception(1)
Institutional Class	-2.41%	5.35%	2.77%	5.08%
S&P 500 Index(2)	4.16%	14.33%	14.91%	13.15%

	6 Months	1 Year	3 Year	Since Inception(1)
Investor Class	-2.43%	5.11%	2.48%	4.77%
S&P 500 Index(2)	4.16%	14.33%	14.91%	13.15%

Performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Short term performance, in particular, is not a good indication of the fund’s future performance, and an investment should not be made solely based on returns. Performance data current to the most recent month end may be obtained by calling 1-855-682-6233.

Nuance Investments, LLC (the “Adviser”) has contractually agreed to reduce its management fees, and may reimburse the Fund for its operating expenses, in order to ensure that Total Annual Fund Operating Expenses (Excluding acquired fund fees and expenses, leverage, interest, dividend and interest expense on short sales, taxes, brokerage commissions, and extraordinary expenses) do not exceed 1.55% of the average daily net assets of the Investor Class and 1.30% of the average daily net assets of the Institutional Class. Fees waived and expenses paid by the Adviser may be recouped by the Adviser for a period of 36 months following the month during which such fee waiver and expense payment was made, if such recoupment can be achieved without exceeding the expense limit in effect at the time the fee waiver and expense payment occurred and at the time of recoupment. The Operating Expenses Limitation Agreement is indefinite in term and cannot be terminated through at least August 28, 2020. The net expense ratio represents what investors have paid as of the most recent prospectus.

Institutional Class Gross Expense Ratio – 3.79%	Net Expense Ratio – 3.36%
Investor Class Gross Expense Ratio – 4.04%	Net Expense Ratio – 3.61%

(1)	December 31, 2015
(2)
The Standard & Poor’s 500 Index (S&P 500) is an unmanaged, capitalization-weighted index generally representative of the U.S. Market for large capitalization stocks. This Index cannot be invested in directly.

In terms of performance, since its inception on December 31, 2015 through October 31, 2019 the Institutional Class is up 5.08 percent versus its primary index –the S&P 500 Index – up 13.15 percent. Given the short history of the Fund, we do not read much into our since inception performance. While our Nuance Concentrated Value Long-Short Fund underperformed the benchmark over the 1-year and 6-month time horizons, Nuance cautions clients regarding the use of short-term performance as a tool to make investment decisions. As we remind our clients each month, your team continues to try and find leading business franchises with sustainable competitive positions that are trading below our internally derived view of fair or intrinsic value. We believe that our time-tested process of finding what we consider best of breed businesses with better than the market downside support and better than the market upside potential over the long-term should lead to solid risk adjusted returns versus our peers and benchmarks.
1

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

At Nuance, our team and our processes are designed to emphasize consistency and what we believe is thorough   fundamental analysis of companies that have the potential to lead to investment returns that will be acceptable for our shareholders over the long-term. To do this, we focus our attention on studying one company at a time using the Nuance approach.

Nuance employs a bottoms-up stock selection process that emphasizes one stock at a time valuation and fundamental work. Sector/industry weightings are a fallout primarily of the emphasis of the team to optimize the risk versus reward profile of the portfolio. We would note that often specific events will result in an entire industry or sector being out of favor and thus showing positively skewed risk versus rewards. During those periods, we are likely to be overweight those areas. The reverse is also true and certain sectors or industries can become overvalued at the same time. During those periods we would be underweight. Those decisions are made as a direct result of the time tested process of studying valuations for leading business franchises one stock at a time as opposed to a top-down view of a space.

The Investment Team believes the investment opportunity set continues to be skewed to the short side of the Fund’s investment portfolio. As a point of reference, as of October 31, 2019, the median company in the proprietary Nuance long universe, which consists of approximately 250 companies we view as industry leaders, was trading at a greater than 30% premium to what the Investment Team would consider to be fair value. Said another way, the universe appeared to be more than 30% over-valued on average, per our internal estimates. In addition, according to our company-by-company valuation work, the same universe had more than 65% downside potential. This implies that if our list of 250 companies were to all trade down to their historic trough valuation multiples, then the average stock in our long universe could go down by more than 65%.

On the long side of the portfolio, the Investment Team believes attractive investments with reasonable risk/ rewards can be found within the Industrial Conglomerates, Health Care Supplies, Packaged Food & Meats and Life & Health Insurance sub-industries. On the short side of the portfolio, the Investment Team believes the opportunity set is robust with attractive short investments to be found across all sectors of the economy, with many sub-industries currently both over-earning their long-term potential and over-valued, in our opinion. Specifically, we believe attractive short risk/rewards can be found within the Specialty Chemicals, Industrial Machinery, Apparel Retail and Environmental & Facilities Services sub-industries.

Chad Baumler, CFA

Please visit our website at www.nuanceinvestments.com for more information about our team, our process, and value investing. You can also get real-time access to the Nuance Investment website updates and information via traditional mail or e-mail. Simply contact us at client.services@nuanceinvestments.com or call 816-743-7080 to sign-up.

This report must be preceded or accompanied by a prospectus.

Mutual fund investing involves risk. Principal loss is possible. Investments in small and mid-capitalization companies involve additional risk such as limited liquidity and greater volatility than larger capitalization companies. Investments in foreign securities involve political, economic and currency risks, greater volatility and differences in accounting methods. The Fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund. Therefore, the Fund is more exposed to individual stock volatility than a diversified fund.

Past performance does not guarantee future results.

Opinions expressed are subject to change, are not guaranteed and should not be considered investment advice or recommendations to buy or sell any security.

Nuance Investments is the advisor to the Nuance Concentrated Value Long-Short Fund which is distributed by Quasar Distributors, LLC.
2

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Value of $10,000 Investment (Unaudited)

The chart assumes an initial investment of $10,000.  Performance reflects waivers of fee and operating expenses in effect.  In the absence of such waivers, total return would be reduced.  Past performance is not predictive of future performance.  Investment return and principal value will fluctuate, so that your shares, when redeemed may be worth more or less than their original cost. Performance assumes the reinvestment of capital gains and income distributions.  The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Average Annual Rates of Return (%) As of October 31, 2019

			Since
	1 Year	3 Year	Inception(1)
Investor Class	5.11%	2.48%	4.77%
Institutional Class	5.35%	2.77%	5.08%
S&P 500 Index(2)	14.33%	14.91%	13.15%

(1)	December 31, 2015.
(2)
The Standard & Poor’s 500 Index (S&P 500) is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.  This Index cannot be invested in directly.

3

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Expense Example (Unaudited)
October 31, 2019

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, shareholder servicing fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2019 – October 31, 2019).

ACTUAL EXPENSES
For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs may have been higher.

			Expenses Paid
	Beginning Account	Ending Account	During Period(1)
	Value (5/1/2019)	Value (10/31/2019)	(5/1/2019 to 10/31/2019)
Investor Class
Actual(2)(3)	$1,000.00	$ 975.70	$17.63
Hypothetical(4) (5% return before expenses)	$1,000.00	$1,007.29	$17.91
Institutional Class
Actual(2)(3)	$1,000.00	$ 975.90	$16.44
Hypothetical(4) (5% return before expenses)	$1,000.00	$1,008.50	$16.71

(1)
Expenses are equal to the Fund’s annualized expense ratio for the six-month period  of 1.55% and 1.30% for the Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 184/366 to reflect the one-half year period.

(2)	Based on the actual returns for the six-month period of -2.43% and -2.41% for the Investor Class and Institutional Class, respectively.
(3)	Excluding dividends and interest on short positions, the actual expenses would be $7.70 and $6.46 for the Investor Class and Institutional Class, respectively.
(4)	Excluding dividends and interest on short positions, the hypothetical expenses would be $7.86 and $6.60 for the Investor Class and Institutional Class, respectively.

4

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Allocation of Portfolio(1)(2) (% of Net Assets) (Unaudited)
October 31, 2019

Top Ten Long Equity Positions(1)(2) (Unaudited)
as of October 31, 2019 (% of net assets)

Travelers Companies, Inc.	6.4%
3M Co.	5.9%
Reinsurance Group of America, Inc.	5.6%
Equity Commonwealth	5.4%
WABCO Holdings, Inc.	5.4%
MetLife, Inc.	4.0%
Johnson & Johnson	4.0%
Smith & Nephew – ADR	4.0%
Alphabet, Inc. – Class A	4.0%
Dentsply Sirona, Inc.	3.9%

Top Five Short Positions(2) (Unaudited)
as of October 31, 2019 (% of net assets)

Sherwin-Williams Co.	-4.0%
O'Reilly Automotive, Inc.	-4.0%
Cintas Corp.	-3.9%
Realty Income Corp.	-3.9%
Prologis, Inc.	-3.8%

(1) Excludes short positions.
(2) Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.
ADR – American Depositary Receipt
5

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Schedule of Investments (Unaudited)
October 31, 2019

	Shares	Value

COMMON STOCKS – 87.9%

Communication Services – 4.0%
Alphabet, Inc. – Class A (a)*	1,549	$1,949,881

Consumer Staples – 10.0%
Cal-Maine Foods, Inc. (a)	42,282	1,686,629
Diageo PLC – ADR (a)	5,997	982,728
Henkel AG & Co. KGaA – ADR (a)	30,574	737,445
Sanderson Farms, Inc. (a)	9,971	1,543,611
		4,950,413

Financials# – 31.7%
Charles Schwab Corp. (a)	42,346	1,723,905
MetLife, Inc. (a)	42,239	1,976,363
Northern Trust Corp. (a)	12,785	1,274,409
Reinsurance Group of America, Inc. (a)	16,859	2,739,082
TD Ameritrade Holding Corp. (a)	32,915	1,263,278
Travelers Companies, Inc. (a)	24,252	3,178,467
UMB Financial Corp. (a)	13,832	902,676
Unum Group (a)	51,839	1,427,646
Valley National Bancorp (a)	97,500	1,129,050
		15,614,876

Healthcare – 17.5%
Dentsply Sirona, Inc. (a)	35,066	1,920,915
Envista Holdings Corp. (a)*	17,552	514,800
Globus Medical, Inc. – Class A (a)*	9,338	489,031
ICU Medical, Inc. (a)*	10,735	1,734,883
Johnson & Johnson (a)	14,950	1,973,998
Smith & Nephew – ADR (a)	45,575	1,969,752
		8,603,379

Industrials – 13.4%
ABB Ltd. – ADR (a)	37,842	794,304
Amphenol Corp. – Class A (a)	12,238	1,227,839
Lindsay Corp. (a)	12,940	1,221,665
Schneider Electric SE – ADR (a)	39,657	734,844
WABCO Holdings, Inc. (a)*	19,700	2,652,014
		6,630,666

Materials – 5.9%
3M Co. (a)	17,725	2,924,448

See Notes to the Financial Statements
6

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Schedule of Investments (Unaudited) – Continued
October 31, 2019

	Shares	Value

Real Estate – 5.4%
Equity Commonwealth (a)	83,054	$2,672,678
Total Common Stocks
(Cost $40,566,335)		43,346,341

SHORT-TERM INVESTMENT – 7.0%
First American Government Obligations Fund, Class X, 1.74% (a)^
(Cost $3,452,062)	3,452,062	3,452,062
Total Investments – 94.9%
(Cost $44,018,397)		46,798,403
Other Assets and Liabilities, Net – 5.1%		2,502,952
Total Net Assets – 100.0%		$49,301,355

(a)	All or a portion of this security is designated as collateral for securities sold short. As of October 31, 2019, the value of the collateral was $46,798,403.
*	Non-income producing security.
#
The Fund is significantly invested in this sector and therefore is subject to additional risks.  Changes in governmental regulation, interest rates, domestic and international economics, loan losses, price competition and industry consolidation may affect companies in this sector.

^	The rate shown is the annualized seven day effective yield as of October 31, 2019.
ADR – American Depositary Receipt

See Notes to the Financial Statements
7

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Schedule of Securities Sold Short (Unaudited)
October 31, 2019

	Shares	Value

COMMON STOCKS – 98.5%

Consumer Discretionary – 24.5%
Cintas Corp.	7,192	$1,932,275
DR Horton, Inc.	6,982	365,647
Home Depot, Inc.	7,912	1,855,997
McDonalds Corp.	3,538	695,925
O’Reilly Automotive, Inc.*	4,467	1,945,423
Restaurant Brands International, Inc.	24,112	1,577,889
Ross Stores, Inc.	16,781	1,840,372
Royal Caribbean Cruises Ltd.	3,582	389,829
Stanley Black & Decker, Inc.	2,386	361,073
TJX Companies, Inc.	6,150	354,548
Yum China Holding, Inc.	7,556	768,521
		12,087,499

Consumer Staples – 9.8%
Coca-Cola Co.	16,026	872,295
Costco Wholesale Corp.	6,172	1,833,763
Dollar General Corp.	11,611	1,861,708
PepsiCo, Inc.	1,948	267,207
		4,834,973

Energy – 6.5%
BP PLC – ADR	9,725	368,675
Chevron Corp.	2,824	327,979
Exxon Mobil Corp.	4,202	283,929
Phillips 66	8,271	966,218
Suncor Energy, Inc.	10,021	297,524
Valero Energy Corp.	10,032	972,903
		3,217,228

Financials – 6.7%
Allstate Corp.	16,642	1,771,042
Bank of America Corp.	10,720	335,214
JPMorgan Chase & Co.	2,859	357,146
Progressive Corp.	12,156	847,273
		3,310,675

Healthcare – 2.1%
HCA Healthcare, Inc.	7,689	1,026,789

See Notes to the Financial Statements
8

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Schedule of Securities Sold Short (Unaudited) – Continued
October 31, 2019

	Shares	Value

Industrials – 21.7%
Boeing Co.	4,669	$1,587,040
CSX Corp.	5,312	373,274
Cummins, Inc.	1,954	337,026
Dover Corp.	3,904	405,587
Eaton Corporation PLC	4,210	366,733
Illinois Tool Works, Inc.	6,044	1,018,897
Ingersoll-Rand PLC	13,592	1,724,689
Republic Services, Inc.	21,515	1,882,778
Union Pacific Corp.	5,002	827,631
United Airlines Holdings, Inc.*	3,661	332,565
Waste Management, Inc.	16,218	1,819,822
		10,676,042

Information Technology – 0.8%
Paychex, Inc.	4,604	385,079

Materials – 12.2%
Air Products and Chemicals, Inc.	1,719	366,594
Avery Dennison Corp.	8,547	1,092,819
Ball Corp.	11,914	833,622
PPG Industries, Inc.	7,306	914,127
Sherwin-Williams Co.	3,481	1,992,246
Vulcan Materials Co.	5,687	812,502
		6,011,910

Real Estate – 14.2%
AvalonBay Communities, Inc.	3,191	694,553
Boston Properties, Inc.	2,575	353,290
Equity Residential	21,046	1,865,938
Prologis, Inc.	21,494	1,886,314
Public Storage	1,413	314,901
Realty Income Corp.	23,358	1,910,451
		7,025,447
Total Securities Sold Short
(Proceeds $44,675,352)		$48,575,642

*	Non-income producing security
ADR – American Depositary Receipt

See Notes to the Financial Statements
9

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Statement of Assets and Liabilities (Unaudited)
October 31, 2019

ASSETS:
Investments, at value
(cost $44,018,397)	$46,798,403
Cash(1)	1,185,535
Deposits at broker(1)	50,816,856
Receivable for investment securities sold	912,899
Receivable for capital shares sold	52,232
Dividends & interest receivable	19,875
Prepaid expenses	13,769
Total assets	99,799,569

LIABILITIES:
Securities sold short, at value (proceeds $44,675,352)	48,575,642
Dividends payable	21,895
Payable for investment securities purchased	1,828,560
Payable to investment adviser	39,847
Payable for fund services fees	5,766
Accrued distribution & shareholder service fees	6,368
Accrued expenses	20,136
Total liabilities	50,498,214

NET ASSETS	$49,301,355

NET ASSETS CONSIST OF:
Paid-in capital	$51,279,146
Total accumulated loss	(1,977,791)
Net Assets	$49,301,355

	Investor	Institutional
	Class	Class
Net Assets	$3,286,987	$46,014,368
Shares issued and outstanding(2)	315,549	4,361,467
Net asset value, redemption price and offering price per share	$10.42	$10.55

(1)	Pledged as collateral for securities sold short.
(2)	Unlimited shares authorized with no par value.

See Notes to the Financial Statements
10

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Statement of Operations (Unaudited)
For the Six Months Ended October 31, 2019

INVESTMENT INCOME:
Dividend income	$646,608
Interest income	427,469
Total investment income	1,074,077

EXPENSES:
Dividend expense	444,280
Investment adviser fees (See Note 4)	221,203
Fund services fees (See Note 4)	22,790
Federal & state registration fees	16,596
Audit fees	9,105
Trustee fees (See Note 4)	5,748
Other	4,101
Legal fees	3,398
Postage & printing fees	3,132
Distribution & shareholder service fees (See Note 5):
Investor Class	6,474
Institutional Class	17,415
Total expenses before waiver	754,242
Less: waiver from investment adviser, net of recoupment (See Note 4)	(18,351)
Net expenses	735,891

NET INVESTMENT INCOME	338,186

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on transactions from:
Investments	782,208
Securities sold short	(579,111)
Net change in unrealized appreciation/depreciation on:
Investments	(278,490)
Securities sold short	(1,190,165)
Net realized and unrealized loss on investments	(1,265,558)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(927,372)

See Notes to the Financial Statements
11

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Statements of Changes in Net Assets

	Six Months Ended
	October 31, 2019	Year Ended
	(Unaudited)	April 30, 2019
OPERATIONS:
Net investment income (loss)	$338,186	$(7,533)
Net realized gain (loss) on transactions from:
Investments	782,208	2,084,067
Securities sold short	(579,111)	(1,882,408)
Net change in unrealized appreciation/depreciation on:
Investments	(278,490)	1,332,237
Securities sold short	(1,190,165)	(884,648)
Net increase (decrease) in net assets resulting from operations	(927,372)	641,715

CAPITAL SHARE TRANSACTIONS:
Investor Class:
Proceeds from shares sold	1,737,959	2,370,376
Proceeds from reinvestment of distributions	—	45,321
Payments for shares redeemed	(915,062)	(344,898)
Increase in net assets resulting from Investor Class transactions	822,897	2,070,799
Institutional Class:
Proceeds from shares sold	20,294,261	7,581,533
Proceeds from reinvestment of distributions	—	1,676,904
Payments for shares redeemed	(2,964,261)	(23,516,071)
Increase (decrease) in net assets resulting
from Institutional Class transactions	17,330,000	(14,257,634)
Net increase (decrease) in net assets resulting
from capital share transactions	18,152,897	(12,186,835)

DISTRIBUTIONS TO SHAREHOLDERS:
Investor Class	—	(45,321)
Institutional Class	—	(1,730,461)
Total distributions to shareholders	—	(1,775,782)

TOTAL INCREASE (DECREASE) IN NET ASSETS	17,225,525	(13,320,902)

NET ASSETS:
Beginning of period	32,075,830	45,396,732
End of period	$49,301,355	$32,075,830

See Notes to the Financial Statements
12

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Financial Highlights

For a Fund share outstanding throughout the period.

	Six Months Ended	Year Ended		Year Ended	Year Ended	For the Period
	October 31, 2019	April 30,		April 30,	April 30,	Inception(1) through
	(Unaudited)	2019		2018	2017	April 30, 2016
Investor Class

PER SHARE DATA:
Net asset value, beginning of period	$10.68	$10.90		$11.26	$11.01	$10.00

INVESTMENT OPERATIONS:
Net investment income (loss)	0.07	(0.03	)(2)	(0.52)	(0.34)	(0.00	)(3)
Net realized and unrealized
gain (loss) on investments	(0.33)	0.55		0.65	0.86	1.01
Total from investment operations	(0.26)	0.52		0.13	0.52	1.01

LESS DISTRIBUTIONS:
Distributions from net realized gains	—	(0.74)		(0.49)	(0.27)	—
Total distributions	—	(0.74)		(0.49)	(0.27)	—

Net asset value, end of period	$10.42	$10.68		$10.90	$11.26	$11.01

TOTAL RETURN(4)	-2.43%	4.96%		1.29%	4.69%	10.10%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in millions)	$3.3	$2.6		$0.4	$1.3	$0.2

Ratio of expenses to average net assets(5):
Before expense reimbursement	3.68%	4.16%		3.07%	3.48%	3.61%
After expense reimbursement	3.54%	3.60%		2.84%	3.04%	2.06%

Ratio of expenses excluding dividend
expense to average net assets(5):
Before expense reimbursement	1.69%	2.11%		1.78%	1.99%	3.10%
After expense reimbursement	1.55%	1.55%		1.55%	1.55%	1.55%

Ratio of net investment gain (loss)
to average net assets(5):
Before expense reimbursement	1.16%	(0.84)%		(1.43)%	(1.92)%	(1.58)%
After expense reimbursement	1.30%	(0.28)%		(1.20)%	(1.48)%	(0.03)%

Portfolio turnover rate(4)	48%	123%		177%	93%	51%

(1)	Inception date of Fund was December 31, 2015.
(2)	Per share amounts calculated using the average shares method.
(3)	Amount rounds to less than $(0.01).
(4)	Not annualized for periods less than one year.
(5)	Annualized for periods less than one year.

See Notes to the Financial Statements
13

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Financial Highlights

For a Fund share outstanding throughout the period.

	Six Months Ended	Year Ended		Year Ended	Year Ended	For the Period
	October 31, 2019	April 30,		April 30,	April 30,	Inception(1) through
	(Unaudited)	2019		2018	2017	April 30, 2016
Institutional Class

PER SHARE DATA:
Net asset value, beginning of period	$10.81	$10.99		$11.32	$11.02	$10.00

INVESTMENT OPERATIONS:
Net investment income (loss)	0.07	(0.00	)(2)(3)	(0.12)	(0.06)	(0.00	)(3)
Net realized and unrealized
gain (loss) on investments	(0.33)	0.56		0.28	0.63	1.02
Total from investment operations	(0.26)	0.56		0.16	0.57	1.02

LESS DISTRIBUTIONS:
Distributions from net realized gains	—	(0.74)		(0.49)	(0.27)	—
Total distributions	—	(0.74)		(0.49)	(0.27)	—

Net asset value, end of period	$10.55	$10.81		$10.99	$11.32	$11.02

TOTAL RETURN(4)	-2.41%	5.30%		1.56%	5.15%	10.20%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in millions)	$46.0	$29.5		$45.0	$52.3	$17.4

Ratio of expenses to average net assets(5):
Before expense
recoupment (reimbursement)	3.38%	3.69%		2.73%	3.20%	3.73%
After expense
recoupment (reimbursement)	3.30%	3.33%		2.56%	2.75%	2.18%

Ratio of expenses excluding dividend
expense to average net assets(5):
Before expense
recoupment (reimbursement)	1.38%	1.66%		1.47%	1.75%	2.85%
After expense
recoupment (reimbursement)	1.30%	1.30%		1.30%	1.30%	1.30%

Ratio of net investment gain (loss)
to average net assets(5):
Before expense
recoupment (reimbursement)	1.47%	(0.37)%		(1.09)%	(1.43)%	(1.70)%
After expense
recoupment (reimbursement)	1.55%	(0.01)%		(0.92)%	(0.98)%	(0.15)%

Portfolio turnover rate(4)	48%	123%		177%	93%	51%

(1)	Inception date of Fund was December 31, 2015.
(2)	Per share amounts calculated using the average shares method.
(3)	Amount rounds to less than $(0.01).
(4)	Not annualized for periods less than one year.
(5)	Annualized for periods less than one year.

See Notes to the Financial Statements
14

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Notes to the Financial Statements (Unaudited)
October 31, 2019

1.  ORGANIZATION

Managed Portfolio Series (the “Trust”) was organized as a Delaware statutory trust on January 27, 2011. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Nuance Concentrated Value Long-Short Fund (the “Fund”) is a non-diversified series with its own investment objectives and policies within the Trust.  The investment objective of the Fund is long-term capital appreciation.  The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.  The Fund commenced operations on December 31, 2015.  The Fund currently offers two classes, the Investor Class and the Institutional Class.  Investor Class shares are subject to a 0.25% of average daily net assets distribution and servicing fee and each class of shares is subject to a shareholder servicing fee of up to 0.15% of average daily net assets.  Each class of shares has identical rights and privileges with respect to voting on matters affecting a single share class.  The Fund may issue an unlimited number of shares of beneficial interest, with no par value.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

Federal Income Taxes – The Fund complies with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and distributes substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Fund.  Therefore, no federal income or excise tax provision is required.  As of and during the period ended October 31, 2019, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations.  During the period ended October 31, 2019, the Fund did not incur any interest or penalties.

Security Transactions, Income and Distributions – The Fund follows industry practice and records security transactions on the trade date. Realized gains and losses on sales of securities are calculated on the basis of identified cost.  Dividend income and expense is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations.  Discounts and premiums on securities purchased are amortized over the expected life of the respective securities using the constant yield method of calculation.

The Fund will make distributions, if any, of net investment income quarterly.  The Fund will also distribute net realized capital gains, if any, annually.  Distributions to shareholders are recorded on the ex-dividend date.  The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.
15

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Notes to the Financial Statements (Unaudited) – Continued
October 31, 2019

Short Sales – A short sale is the sale by the Fund of a security which they do not own in anticipation of purchasing the same security in the future at a lower price to close the short position.  A short sale will be successful if the price of the shorted security decreases.  However, if the underlying security goes up in price during the period in which the short position is outstanding, the Fund will realize a loss.  The risk on a short sale is unlimited because the Fund must buy the shorted security at the higher price to complete the transaction.  Therefore, short sales may be subject to greater risks than investments in long positions.  With a long position, the maximum sustainable loss is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum attainable price of the shorted security.  The Fund would also incur increased transaction costs associated with selling securities short.  In addition, the Fund segregates liquid securities at least equal to the market value of the securities sold short (not including the proceeds from the short sales).

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Allocation of Income, Expenses and Gains/Losses – Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of the Fund are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of the Fund.  Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most Fund expenses are allocated by class based on relative net assets. 12b-1 fees are expensed at 0.25% of average daily net assets of Investor Class shares.  Shareholder service fees are expensed at up to 0.15% of average daily net assets for each class of shares.  Expenses associated with a specific fund in the Trust are charged to that fund.  Common Trust expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.

3.  SECURITIES VALUATION

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.  The Fund’s investments are carried at fair value.
16

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Notes to the Financial Statements (Unaudited) – Continued
October 31, 2019

Equity Securities – Securities that are primarily traded on a national securities exchange are valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and ask prices.  Securities traded primarily in the Nasdaq Global Market System for which market quotations are readily available are valued using the Nasdaq Official Closing Price (“NOCP”).  If the NOCP is not available, such securities are valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and ask prices.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Short-Term Investments – Investments in money market funds are valued at their net asset value per share and are categorized in Level 1 of the fair value hierarchy.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Securities for which market quotations are not readily available, or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  There can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its net asset values per share.  The Board of Trustees has established a Valuation Committee to administer, implement, and oversee the fair valuation process, and to make fair value decisions when necessary.  The Board of Trustees regularly reviews reports that describe any fair value determinations and methods.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of October 31, 2019:

	Level 1	Level 2	Level 3	Total
Common Stocks	$43,346,341	$—	$—	$43,346,341
Short-Term Investment	3,452,062	—	—	3,452,062
Total Investments in Securities	$46,798,403	$—	$—	$46,798,403
Securities Sold Short
Common Stocks	$(48,575,642)	$—	$—	$(48,575,642)
Total Securities Sold Short	$(48,575,642)	$—	$—	$(48,575,642)

Refer to the Schedule of Investments and Schedule of Securities Sold Short for further information on the classification of investments.

4.  INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has an agreement with Nuance Investments, LLC (the “Adviser”) to furnish investment advisory services to the Fund.  Pursuant to an Investment Advisory Agreement between the Trust and the Adviser, the Adviser is entitled to receive, on a monthly basis, an annual advisory fee equal to 1.00% of the Fund’s average daily net assets.

The Fund’s Adviser has contractually agreed to waive a portion or all of its management fees and reimburse the Fund for its expenses to ensure that total annual operating expenses (excluding acquired fund fees and expenses, dividends and interest on short positions, interest, taxes, brokerage commissions and extraordinary expenses) for the Fund do not exceed 1.55% and 1.30% of average daily net assets of the Fund’s Investor Class and Institutional Class, respectively.  Fees waived and expenses reimbursed by the Adviser may be recouped by the Adviser for a
17

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Notes to the Financial Statements (Unaudited) – Continued
October 31, 2019

period of thirty-six months following the month during which such waiver or reimbursement was made if such recoupment can be achieved without exceeding the expense limit in effect at the time the waiver and reimbursement occurred.  The Operating Expense Limitation Agreement is intended to be continual in nature and cannot be terminated within a year after the effective date of the Fund’s prospectus. After that date, the agreement may be terminated at any time upon 60 days’ written notice by the Trust’s Board of Trustees or the Adviser, with the consent of the Board.  For the period ended October 31, 2019, the Adviser recouped expenses of $2,171.  Waived fees and reimbursed expenses subject to potential recovery by month of expiration are as follows:

Expiration	Amount
November 2019 – April 2020	$62,881
May 2020 – April 2021	$95,714
May 2021 – April 2022	$124,669
May 2022 – October 2022	$20,522

U.S. Bancorp Fund Services, doing business as U.S. Bank Global Fund Services (“Fund Services” or the “Administrator”) acts as the Fund’s Administrator, Transfer Agent, and Fund Accountant.  U.S. Bank N.A. (the “Custodian”) serves as the custodian to the Fund.  The Custodian is an affiliate of the Administrator.  The Administrator performs various administrative and accounting services for the Fund.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian; coordinates the payment of the Fund’s expenses and reviews the Fund’s expense accruals.  The officers of the Trust including the Chief Compliance Officer are employees of the Administrator.  As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Fund, subject to annual minimums.  Fees paid by the Fund for fund services, including administration and accounting, transfer agency, custody and compliance services for the period ended October 31, 2019, are disclosed in the Statement of Operations.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  The Distributor is an affiliate of the Administrator.

5.  DISTRIBUTION & SHAREHOLDER SERVICING FEES

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”) in the Investor Class only.  The Plan permits the Fund to pay for distribution and related expenses at an annual rate of 0.25% of the Investor Class average daily net assets.  The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Fund.  Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred.  For the period ended October 31, 2019, the Investor Class incurred expenses of $4,046 pursuant to the Plan.

The Fund has entered into a shareholder servicing agreement (the “Agreement”) with the Adviser, under which the Fund may pay servicing fees at an annual rate of up to 0.15% of the average daily net assets of each class.  Payments to the Adviser under the Agreement may reimburse the Adviser for payments it makes to selected brokers, dealers and administrators which have entered into service agreements with the Adviser for services provided to shareholders of the Fund.  The services provided by such intermediaries are primarily designed to assist shareholders of the Fund and include the furnishing of office space and equipment, telephone facilities, personnel and assistance to the Fund in servicing such shareholders.  Services provided by such intermediaries
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NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Notes to the Financial Statements (Unaudited) – Continued
October 31, 2019

also include the provision of support services to the Fund and includes establishing and maintaining shareholders’ accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Fund, and providing such other personal services to shareholders as the Fund may reasonably request.  For the period ended October 31, 2019, the Investor and Institutional Class incurred $2,428 and $17,415, respectively, of shareholder servicing fees under the Agreement.

6.  CAPITAL SHARE TRANSACTIONS

Transactions in shares of the Fund were as follows:

	Six Months Ended	Year Ended
	October 31, 2019	April 30, 2019
Investor Class:
Shares sold	165,838	225,319
Shares issued to holders in reinvestment of distributions	—	4,362
Shares redeemed	(87,939)	(32,644)
Net increase in Investor Class shares	77,899	197,037
Institutional Class:
Shares sold	1,910,269	706,441
Shares issued to holders in reinvestment of distributions	—	159,705
Shares redeemed	(282,229)	(2,223,393)
Net increase (decrease) in Institutional Class shares	1,628,040	(1,357,247)
Net increase (decrease) in shares outstanding	1,705,939	(1,160,210)

7.  INVESTMENT TRANSACTIONS

The aggregate purchases and sales, excluding short-term investments and short positions, by the Fund for the period ended October 31, 2019, were as follows:

	Purchases	Sales
U.S. Government	$—	$—
Other	$33,564,604	$17,854,839

8.  FEDERAL TAX INFORMATION

The aggregate gross unrealized appreciation and depreciation of securities held by the Fund and the total cost of securities for federal income tax purposes at April 30, 2019, the Fund’s most recent fiscal year end, were as follows:

			Federal
			Income
			Tax Cost,
			Net of Proceeds
Aggregate Gross	Aggregate Gross		for Securities
Appreciation	Depreciation	Net	Sold Short
$3,569,084	$(4,618,856)	$(1,049,772)	$(388,513)

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NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Notes to the Financial Statements (Unaudited) – Continued
October 31, 2019

The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the deferral of wash sale losses.  At April 30, 2019, components of accumulated earnings on a tax-basis were as follows:

	Undistributed	Other		Total
Undistributed	Long-Term	Accumulated	Unrealized	Accumulated
Ordinary Income	Capital Gains	Losses	Depreciation	Loss
$—	$16,199	$(16,846)	$(1,049,772)	$(1,050,419)

As of April 30, 2019, the Fund did not have any capital loss carryovers.  A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year.  Qualified late year losses are certain capital, and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31 and December 31, respectively.  For the taxable year ended April 30, 2019, the Fund deferred, on a tax basis, ordinary late year losses of $8,042.

There were no distributions made by the Fund for the period ended October 31, 2019.

The tax character of distributions paid during the year ended April 30, 2019, were as follows:

Ordinary	Long-Term
Income*	Capital Gains	Total
$—	$1,775,782	$1,775,782

* For federal income tax purposes, distributions of short-term capital gains are treated as ordinary income distributions.

The Fund designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Fund related to net capital gain to zero for the tax year ended April 30, 2019.

9.  CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940.  As of October 31, 2019, National Financial Services, LLC and Charles Schwab & Co., Inc., for the benefit of its customers, owned 56.35% and 31.36% of the Fund, respectively.

10.  SUBSEQUENT EVENT

On November 25, 2019, U.S. Bancorp, the parent company of Quasar Distributors, LLC, the Fund’s distributor, announced that it had signed a purchase agreement to sell Quasar to Foreside Financial Group, LLC such that Quasar will become a wholly-owned broker-dealer subsidiary of Foreside.  The transaction is expected to close by the end of March 2020.  Quasar will remain the Fund’s distributor at the close of the transaction, subject to Board approval.

On December 20, 2019, the Fund paid an income distribution to the Institutional Class in the amount of $102,122 or $0.022 per share.

On December 20, 2019, the Fund paid a long-term capital gain distribution to the Institutional Class in the amount of $690,937 or $0.152 per share and the Investor Class in the amount of $48,913 or $0.152 per share.

Management has performed an evaluation of subsequent events through the date the financial statements were issued and has determined that no additional items require recognition or disclosure.
20

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Additional Information (Unaudited)
October 31, 2019

AVAILABILITY OF FUND PORTFOLIO INFORMATION

The Fund files complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q or Part F of Form N-PORT (beginning with filings after March 31, 2019). The Funds’ Forms N-Q or Part F of Form N-PORT are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-732-0330.  The Funds’ Forms N-Q or Part F of Form N-PORT may also be obtained by calling toll-free 1-855-TCA-Fund or 1-855-822-3863.

AVAILABILITY OF PROXY VOTING INFORMATION

A description of the Fund’s Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-855-682-6233.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, is available (1) without charge, upon request, by calling 1-888-621-9258, or (2) on the SEC’s website at www.sec.gov.
21

(This Page Intentionally Left Blank.)

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Privacy Notice (Unaudited)

The Fund collects only relevant information about you that the law allows or requires it to have in order to conduct its business and properly service you.  The Fund collects financial and personal information about you (“Personal Information”) directly (e.g., information on account applications and other forms, such as your name, address, and social security number, and information provided to access account information or conduct account transactions online, such as password, account number, e-mail address, and alternate telephone number), and indirectly (e.g., information about your transactions with us, such as transaction amounts, account balance and account holdings).

The Fund does not disclose any non-public personal information about its shareholders or former shareholders other than for everyday business purposes such as to process a transaction, service an account, respond to court orders and legal investigations or as otherwise permitted by law.  Third parties that may receive this information include companies that provide transfer agency, technology and administrative services to the Fund, as well as the Fund’s investment adviser who is an affiliate of the Fund.  If you maintain a retirement/educational custodial account directly with the Fund, we may also disclose your Personal Information to the custodian for that account for shareholder servicing purposes.  The Fund limits access to your Personal Information provided to unaffiliated third parties to information necessary to carry out their assigned responsibilities to the Fund.  All shareholder records will be disposed of in accordance with applicable law.  The Fund maintains physical, electronic and procedural safeguards to protect your Personal Information and requires its third party service providers with access to such information to treat your Personal Information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, credit union, bank or trust company, the privacy policy of your financial intermediary governs how your non-public personal information is shared with unaffiliated third parties.

INVESTMENT ADVISER
Nuance Investments, LLC
4900 Main Street, Suite 220
Kansas City, MO 64112

DISTRIBUTOR
Quasar Distributors, LLC
777 East Wisconsin Ave.
Milwaukee, WI 53202

CUSTODIAN
U.S. Bank, N.A.
1555 North Rivercenter Drive
Milwaukee, WI 53212

ADMINISTRATOR, FUND ACCOUNTANT
AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, WI 53202

LEGAL COUNSEL
Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, PA 19103

This report must be accompanied or preceded by a prospectus.

The Fund’s Statement of Additional Information contains additional information about the
Fund’s trustees and is available without charge upon request by calling 1-855-682-6233.

NU-SEMI-ANNUAL-CVLS

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s [President/Chief Executive Officer] and [Treasurer/Chief Financial Officer] have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.    Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Managed Portfolio Series

By (Signature and Title)*        /s/Brian R. Wiedmeyer
Brian R. Wiedmeyer, President

Date    January 2, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*        /s/Brian R. Wiedmeyer
Brian R. Wiedmeyer, President

Date    January 2, 2020

By (Signature and Title)*        /s/Benjamin J. Eirich
Benjamin J. Eirich, Treasurer

Date    January 2, 2020

* Print the name and title of each signing officer under his or her signature.